UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:

Date of reporting period:	May 31, 2007
August 31

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Investment Grade Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2007

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Investment Grade Bond Fund

1.804863.103

AIGB-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 16.3%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.5%
Automobiles - 0.3%
Ford Motor Co. 7.45% 7/16/31	$ 40,245	$ 33,102
Media - 1.2%
Comcast Corp. 4.95% 6/15/16	23,509	21,959
Cox Communications, Inc. 6.45% 12/1/36 (d)	25,731	25,397
Gannett Co., Inc. 5.56% 5/26/09 (g)	15,990	16,017
Liberty Media Corp.:
5.7% 5/15/13	8,500	8,033
8.25% 2/1/30	19,105	18,938
News America Holdings, Inc. 7.75% 12/1/45	6,015	6,723
News America, Inc. 6.2% 12/15/34	20,010	19,086
Time Warner Cable, Inc. 5.85% 5/1/17 (d)	24,910	24,556
Univision Communications, Inc. 3.875% 10/15/08	9,840	9,545
		150,254
TOTAL CONSUMER DISCRETIONARY		183,356
CONSUMER STAPLES - 0.2%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (d)	11,020	10,418
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (g)	14,340	14,245
TOTAL CONSUMER STAPLES		24,663
ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Nakilat, Inc. 6.067% 12/31/33 (d)	27,310	26,283
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (d)	5,985	5,783
Pemex Project Funding Master Trust:
5.75% 12/15/15	54,956	55,286
5.9475% 12/3/12 (d)(g)	11,870	12,007
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	9,120	9,234
		108,593
FINANCIALS - 8.3%
Capital Markets - 1.5%
Goldman Sachs Group, Inc. 5.25% 10/15/13	19,220	18,870
JPMorgan Chase Capital XVIII 6.95% 8/17/36	14,000	14,527
JPMorgan Chase Capital XX 6.55% 9/29/36	80,445	79,556
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Lazard Group LLC 7.125% 5/15/15	$ 16,430	$ 17,090
Morgan Stanley:
4.75% 4/1/14	9,200	8,659
5.65% 1/9/14 (g)	40,435	40,357
		179,059
Commercial Banks - 1.5%
Bank of America NA 6% 10/15/36	23,240	22,985
Bank One Corp. 5.25% 1/30/13	13,775	13,574
Corporacion Andina de Fomento 5.2% 5/21/13	1,575	1,534
Credit Suisse (Guernsey) Ltd. 5.86%	13,520	13,259
Export-Import Bank of Korea 5.25% 2/10/14 (d)	7,225	7,080
HSBC Holdings PLC 6.5% 5/2/36	11,470	12,025
KeyCorp Capital Trust VII 5.7% 6/15/35	20,260	18,241
Korea Development Bank 5.75% 9/10/13	14,578	14,707
Wachovia Bank NA:
4.875% 2/1/15	20,250	19,344
5.85% 2/1/37	29,335	28,371
Wachovia Corp. 4.875% 2/15/14	1,791	1,718
Wells Fargo Bank NA 5.95% 8/26/36	28,949	28,927
		181,765
Consumer Finance - 0.4%
General Electric Capital Corp. 5.875% 2/15/12	13,360	13,580
SLM Corp. 5.515% 7/26/10 (g)	31,785	30,768
		44,348
Diversified Financial Services - 0.7%
Citigroup, Inc. 6.125% 8/25/36	10,630	10,636
JPMorgan Chase & Co.:
4.875% 3/15/14	10,460	10,000
5.75% 1/2/13	2,935	2,959
JPMorgan Chase Capital XVII 5.85% 8/1/35	3,865	3,625
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (d)	15,505	15,550
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	13,035	12,415
5.5% 1/15/14 (d)	8,820	8,746
ZFS Finance USA Trust II 6.45% 12/15/65 (d)(g)	7,500	7,423
ZFS Finance USA Trust V 6.5% 5/9/67 (d)(g)	13,680	13,519
		84,873
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - 0.8%
American International Group, Inc. 5.45% 5/18/17	$ 10,505	$ 10,351
Assurant, Inc. 5.625% 2/15/14	6,095	6,010
Axis Capital Holdings Ltd. 5.75% 12/1/14	13,335	13,064
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(g)	22,081	22,937
Lincoln National Corp. 7% 5/17/66 (g)	8,870	9,239
QBE Insurance Group Ltd. 5.647% 7/1/23 (d)(g)	18,775	18,217
Symetra Financial Corp. 6.125% 4/1/16 (d)	10,405	10,393
		90,211
Real Estate Investment Trusts - 2.3%
AMB Property LP 5.9% 8/15/13	9,635	9,733
Archstone-Smith Operating Trust:
5.25% 12/1/10	5,185	5,136
5.25% 5/1/15	12,985	12,611
Boston Properties, Inc. 6.25% 1/15/13	7,487	7,709
Brandywine Operating Partnership LP:
5.625% 12/15/10	19,900	19,914
5.75% 4/1/12	6,050	6,068
Camden Property Trust:
5.875% 6/1/07	6,320	6,320
5.875% 11/30/12	6,435	6,501
Colonial Properties Trust:
4.75% 2/1/10	12,060	11,815
5.5% 10/1/15	12,730	12,346
6.875% 8/15/12	5,000	5,235
Developers Diversified Realty Corp.:
4.625% 8/1/10	975	946
5% 5/3/10	6,840	6,729
5.25% 4/15/11	5,400	5,321
5.375% 10/15/12	5,485	5,395
Duke Realty LP:
5.5% 3/1/16	10,700	10,483
5.95% 2/15/17	4,085	4,111
Equity One, Inc.:
6% 9/15/17 (d)	6,860	6,784
6.25% 1/15/17	4,535	4,574
Federal Realty Investment Trust:
5.4% 12/1/13	4,880	4,758
6% 7/15/12	3,355	3,397
6.2% 1/15/17	2,580	2,627
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Healthcare Realty Trust, Inc. 5.125% 4/1/14	$ 4,130	$ 3,915
HRPT Properties Trust 5.75% 11/1/15	2,925	2,898
Liberty Property LP:
5.5% 12/15/16	6,665	6,476
6.375% 8/15/12	4,617	4,765
Mack-Cali Realty LP:
5.05% 4/15/10	6,290	6,179
7.25% 3/15/09	4,110	4,221
Reckson Operating Partnership LP:
5.15% 1/15/11	2,790	2,722
6% 3/31/16	2,600	2,530
Simon Property Group LP:
4.6% 6/15/10	8,400	8,183
5.1% 6/15/15	26,275	25,287
5.45% 3/15/13	8,720	8,621
7.75% 1/20/11	2,250	2,413
Tanger Properties LP 6.15% 11/15/15	17,300	17,277
UDR, Inc. 5.5% 4/1/14	10,720	10,499
United Dominion Realty Trust, Inc. 5.25% 1/15/15	3,645	3,495
Washington Real Estate Investment Trust 5.95% 6/15/11	10,660	10,743
		278,737
Real Estate Management & Development - 0.5%
Colonial Realty LP 6.05% 9/1/16	9,420	9,453
ERP Operating LP 5.5% 10/1/12	5,765	5,735
Post Apartment Homes LP 6.3% 6/1/13	11,550	11,791
Realogy Corp. 7.5% 10/15/16 (d)	25,400	25,400
Regency Centers LP 6.75% 1/15/12	12,435	12,983
		65,362
Thrifts & Mortgage Finance - 0.6%
Capmark Financial Group, Inc. 6.3% 5/10/17 (d)	5,570	5,535
Countrywide Financial Corp. 6.25% 5/15/16	3,650	3,672
Residential Capital Corp. 7.1869% 4/17/09 (d)(g)	15,545	15,545
The PMI Group, Inc. 6% 9/15/16	9,880	9,921
Washington Mutual, Inc.:
4.625% 4/1/14	18,130	16,764
5.75% 9/17/12 (g)	19,000	19,041
		70,478
TOTAL FINANCIALS		994,833
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.1%
Bombardier, Inc. 6.3% 5/1/14 (d)	$ 18,035	$ 17,584
Airlines - 1.1%
American Airlines, Inc. pass thru trust certificates:
7.324% 4/15/11	13,531	13,632
7.858% 4/1/13	26,059	27,981
Continental Airlines, Inc. pass thru trust certificates 6.545% 8/2/20	4,286	4,415
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	17,570	18,405
U.S. Airways pass thru trust certificates:
6.85% 7/30/19	7,014	7,278
8.36% 7/20/20	22,813	25,209
United Airlines pass thru trust certificates:
6.071% 9/1/14	3,559	3,581
6.602% 9/1/13	6,291	6,386
7.032% 4/1/12	4,453	4,531
7.186% 10/1/12	11,032	11,239
7.811% 10/1/09 (b)	4,909	5,597
		128,254
Commercial Services & Supplies - 0.1%
R.R. Donnelley & Sons Co. 5.5% 5/15/15	12,745	11,904
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (g)	6,338	5,960
TOTAL INDUSTRIALS		163,702
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	9,825	9,828
6.375% 8/3/15	10,650	10,806
		20,634
MATERIALS - 0.1%
Chemicals - 0.1%
Agrium, Inc. 7.125% 5/23/36	11,735	12,330
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - 0.0%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	$ 3,460	$ 3,589
TOTAL MATERIALS		15,919
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.8%
BellSouth Capital Funding Corp. 7.875% 2/15/30	12,872	14,913
Deutsche Telekom International Finance BV 5.25% 7/22/13	11,230	10,947
Embarq Corp. 7.082% 6/1/16	17,205	17,525
KT Corp. 5.875% 6/24/14 (d)	7,455	7,546
Telecom Italia Capital SA:
4.95% 9/30/14	11,250	10,556
5.25% 10/1/15	12,725	12,032
Telefonica Emisiones SAU 7.045% 6/20/36	5,850	6,204
TELUS Corp. yankee 7.5% 6/1/07	18,550	18,550
		98,273
Wireless Telecommunication Services - 0.6%
Sprint Nextel Corp. 6% 12/1/16	23,971	23,112
Vodafone Group PLC:
5% 12/16/13	7,380	7,120
5.625% 2/27/17	35,292	34,420
		64,652
TOTAL TELECOMMUNICATION SERVICES		162,925
UTILITIES - 2.3%
Electric Utilities - 1.2%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	11,490	11,402
Commonwealth Edison Co. 5.4% 12/15/11	14,153	13,898
Exelon Corp. 4.9% 6/15/15	27,100	25,317
Nevada Power Co. 6.5% 5/15/18	26,280	27,276
Pacific Gas & Electric Co.:
4.8% 3/1/14	2,670	2,552
5.8% 3/1/37	7,180	6,862
PPL Capital Funding, Inc. 6.7% 3/30/67 (g)	15,620	15,190
Southern California Edison Co.:
4.65% 4/1/15	990	931
5% 1/15/14	585	568
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
TXU Energy Co. LLC:
5.8549% 9/16/08 (d)(g)	$ 30,500	$ 30,508
7% 3/15/13	10,903	11,240
		145,744
Gas Utilities - 0.2%
NiSource Finance Corp.:
5.4% 7/15/14	2,960	2,861
5.45% 9/15/20	8,100	7,424
5.93% 11/23/09 (g)	9,874	9,888
Southern Natural Gas Co. 5.9% 4/1/17 (d)	6,145	6,049
		26,222
Independent Power Producers & Energy Traders - 0.5%
Duke Capital LLC 5.668% 8/15/14	13,400	13,101
Exelon Generation Co. LLC 5.35% 1/15/14	23,798	23,035
PPL Energy Supply LLC 6.2% 5/15/16	11,895	11,925
TXU Corp. 5.55% 11/15/14	7,555	6,710
		54,771
Multi-Utilities - 0.4%
Dominion Resources, Inc. 7.5% 6/30/66 (g)	12,110	12,919
National Grid PLC 6.3% 8/1/16	26,485	27,333
TECO Energy, Inc. 7% 5/1/12	11,415	11,963
		52,215
TOTAL UTILITIES		278,952
TOTAL NONCONVERTIBLE BONDS (Cost $1,970,144)		1,953,577
U.S. Government and Government Agency Obligations - 20.0%

U.S. Treasury Inflation Protected Obligations - 6.3%
U.S. Treasury Inflation-Indexed Notes:
2% 1/15/14 (f)	551,857	534,768
2.375% 1/15/17	227,750	224,938
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		759,706
U.S. Treasury Obligations - 13.7%
U.S. Treasury Bond stripped principal 2/15/31	119,730	36,538
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds 6.125% 8/15/29	$ 41,860	$ 47,639
U.S. Treasury Notes:
4.5% 4/30/12 (e)	982,514	967,340
4.625% 10/31/11	206,790	204,907
4.75% 1/31/12 (c)(e)	387,005	385,210
TOTAL U.S. TREASURY OBLIGATIONS		1,641,634
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,440,214)		2,401,340
U.S. Government Agency - Mortgage Securities - 10.8%

Fannie Mae - 10.2%
4.5% 6/1/22 (e)	16,000	15,306
4.5% 6/1/22 (e)	4,000	3,827
5% 6/1/37 (e)	34,000	32,344
5% 6/1/37 (e)	188,000	178,843
5% 6/1/37 (e)	160,000	152,207
5% 6/1/37 (e)	199,000	189,307
5.5% 6/1/37 (e)	163,000	159,101
5.5% 6/1/37 (e)	273,000	266,469
5.5% 6/1/37 (e)	20,000	19,522
5.5% 6/1/37 (e)	35,000	34,163
6% 6/1/22 (e)	2,000	2,020
6% 6/1/37 (e)	9,000	8,987
6.5% 6/1/37 (e)	142,000	144,208
6.5% 6/1/37 (e)	14,000	14,218
TOTAL FANNIE MAE		1,220,522
Government National Mortgage Association - 0.6%
6.5% 6/1/37 (e)	33,000	33,753
6.5% 6/1/37 (e)	37,000	37,844
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		71,597
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,302,650)		1,292,119
Asset-Backed Securities - 0.9%
	Principal Amount (000s)	Value (000s)
Advanta Business Card Master Trust Series 2007-D1 Class D, 6.72% 1/22/13 (d)(g)	$ 10,400	$ 10,400
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class E, 6.96% 3/31/16 (d)	5,880	5,866
Capital Auto Receivables Asset Trust:
Series 2006-1 Class D, 7.16% 1/15/13 (d)	4,195	4,198
Series 2006-SN1A Class D, 6.15% 4/20/11 (d)	2,730	2,748
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 7.32% 8/25/36 (d)(g)	1,449	956
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (d)	5,287	4,613
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (d)	5,545	5,615
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (d)	5,810	5,838
Series 2006-C Class D, 6.89% 5/15/13 (d)	4,115	4,103
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (d)	7,046	6,988
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 7.82% 3/25/36 (d)(g)	4,513	2,257
Wachovia Auto Loan Trust Series 2006-2A:
Class A4, 5.23% 3/20/12 (d)	50,000	49,849
Class E, 7.05% 5/20/14 (d)	6,660	6,644
WaMu Asset-Backed Certificates Series 2006-HE5 Class B2, 7.82% 10/25/36 (d)(g)	6,417	3,804
TOTAL ASSET-BACKED SECURITIES (Cost $117,508)		113,879
Collateralized Mortgage Obligations - 3.0%

Private Sponsor - 1.1%
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6984% 4/10/17	1,775	1,755
Class C, 5.6984% 4/10/17	4,735	4,659
Class D, 5.6984% 5/10/17	2,370	2,319
Bayview Commercial Asset Trust Series 2006-3A Class IO, 1.1688% 10/25/36 (g)(i)	81,429	10,024
GMAC Mortgage Loan Trust Series 2005-AR6 Class 3A1, 5.2972% 11/19/35 (g)	9,485	9,380
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B6, 8.17% 7/10/35 (d)(g)	4,270	4,356
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater: - continued
Series 2003-CB1:
Class B4, 6.97% 6/10/35 (d)(g)	$ 4,063	$ 4,119
Class B5, 7.57% 6/10/35 (d)(g)	2,773	2,818
Class B6, 8.07% 6/10/35 (d)(g)	1,646	1,679
Structured Asset Securities Corp. floater Series 2006-BC5 Class B, 7.82% 12/25/36 (g)	4,593	2,790
WaMu Mortgage pass-thru certificates:
Series 2005-AR14 Class 1A1, 5.0643% 12/25/35 (g)	18,157	17,976
Series 2007-HY1 Class 4A1, 5.4859% 2/25/37 (g)	13,040	12,951
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR8 Class 3A1, 5.2378% 4/25/36 (g)	58,659	58,085
TOTAL PRIVATE SPONSOR		132,911
U.S. Government Agency - 1.9%
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2630 Class KS, 4% 1/15/17	22,130	21,008
Series 3079 Class MB, 5% 10/15/28	30,807	30,161
Series 3082 Class PG, 5% 10/15/29	50,300	49,230
Series 3118 Class QB, 5% 2/15/29	33,731	32,993
Series 3258 Class PM, 5.5% 12/15/36	98,169	97,642
TOTAL U.S. GOVERNMENT AGENCY		231,034
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $367,086)		363,945
Commercial Mortgage Securities - 0.8%

Bayview Commercial Asset Trust floater:
Series 2007-1 Class B2, 6.92% 7/25/37 (d)(g)	1,780	1,780
Series 2007-2A:
Class A1, 5.62% 7/25/37 (d)(g)	2,450	2,450
Class A2, 5.67% 7/25/37 (d)(g)	2,295	2,295
Class B1, 7.07% 7/25/37 (d)(g)	678	678
Class B2, 7.57% 7/25/37 (d)(g)	590	590
Class B3, 8.82% 7/25/37 (d)(g)	662	662
Class M1, 5.72% 7/25/37 (d)(g)	770	770
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-2A:
Class M2, 5.77% 7/25/37 (d)(g)	$ 390	$ 390
Class M3, 5.82% 7/25/37 (d)(g)	395	395
Class M4, 5.97% 7/25/37 (d)(g)	845	845
Class M5, 6.07% 7/25/37 (d)(g)	745	745
Class M6, 6.42% 7/25/37 (d)(g)	950	950
Series 2007-3:
Class B1, 6.27% 7/25/37 (d)(g)	680	680
Class B3, 9.32% 7/25/37 (d)(g)	910	910
Class M1, 5.63% 7/25/37 (g)	590	590
Class M2, 5.66% 7/25/37 (g)	630	630
Class M3, 5.69% 7/25/37 (g)	1,030	1,030
Class M4, 5.82% 7/25/37 (g)	1,625	1,625
Class M5, 5.92% 7/25/37 (g)	810	810
Class M6, 6.12% 7/25/37 (g)	615	615
Chase Commercial Mortgage Securities Corp. Series 2000-3 Class G 6.887% 10/15/32 (d)	9,742	9,905
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class ASP, 0.9614% 1/15/37 (d)(g)(i)	170,220	4,297
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27	10,786	10,490
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.8584% 12/10/41 (g)(i)	15,851	312
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2006-LDP9 Class A2, 5.134% 5/15/47 (g)	18,365	17,766
ML-CFC Commerical Mortgage Trust Series 2007-7 Class B, 5.75% 6/25/50 (e)	2,790	2,775
Morgan Stanley Capital I Trust sequential payer Series 2007-HQ11 Class A31, 5.439% 2/20/44 (g)	17,270	17,042
Wachovia Bank Commercial Mortgage Trust:
sequential payer Series 2007-C31 Class A1, 5.14% 4/15/47	5,570	5,529
Series 2007-C31 Class C, 5.877% 4/15/47 (g)	8,950	8,826
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $97,732)		96,382
Municipal Securities - 0.3%
	Principal Amount (000s)	Value (000s)
California Gen. Oblig. 5% 9/1/35	$ 27,300	$ 28,363
Chicago Board of Ed. Series A, 5.5% 12/1/30 (AMBAC Insured)	5,000	5,857
TOTAL MUNICIPAL SECURITIES (Cost $34,875)		34,220
Foreign Government and Government Agency Obligations - 0.1%

Israeli State 4.625% 6/15/13 (Cost $12,447)	12,555	11,959
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $1,614)	1,630	1,715
Fixed-Income Funds - 66.2%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (h)	7,110,148	705,540
Fidelity 2-5 Year Duration Securitized Bond Central Fund (h)	9,974,276	986,456
Fidelity Corporate Bond 1-5 Year Central Fund (h)	9,543,248	952,893
Fidelity Mortgage Backed Securities Central Fund (h)	22,407,537	2,215,433
Fidelity Specialized High Income Central Fund (h)	1,000,451	102,146
Fidelity Ultra-Short Central Fund (h)	30,085,215	2,982,648
TOTAL FIXED-INCOME FUNDS (Cost $8,000,486)		7,945,116
Preferred Securities - 0.1%
	Principal Amount (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (g) (Cost $15,235)	$ 15,235	15,659
Cash Equivalents - 3.5%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 5.32%, dated 5/31/07 due 6/1/07:
(Collateralized by U.S. Government Obligations) #	$ 147,817	$ 147,795
(Collateralized by U.S. Government Obligations) # (a)	273,248	273,208
TOTAL CASH EQUIVALENTS (Cost $421,003)		421,003
TOTAL INVESTMENT PORTFOLIO - 122.0% (Cost $14,780,994)		14,650,914
NET OTHER ASSETS - (22.0)%		(2,645,333)
NET ASSETS - 100%		$ 12,005,581
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	$ 2,971	(73)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class B3, 8.45% 9/25/34	Oct. 2034	3,200	(127)
Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 7.2253% 11/25/34	Dec. 2034	3,380	(151)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.85% 8/25/34

	Sept. 2034	$ 2,971	$ (58)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 8.85% 7/25/34	August 2034	2,971	(61)
Receive from Bank of America, upon default event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .2%	June 2009	7,095	(7)
Receive from Deutsche Bank, upon default event of Chartered Semiconductor Manufacturing Ltd., par value of the notional amount of Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15 and pay quarterly notional amount multiplied by 1.14%	Sept. 2013	10,650	(390)
Receive from Deutsche Bank, upon default event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .24%	June 2009	8,895	(16)
Receive from Merrill Lynch, Inc. upon default event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15, and pay quarterly notional amount multiplied by 2.12%	Sept. 2013	5,085	(313)
Receive from Merrill Lynch, Inc., upon default event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15 and pay quarterly notional amount multiplied by 1.68%	Sept. 2013	7,660	(288)
Receive monthly notional amount multiplied by .55% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2004-WCW1 Class M4, 6.835% 9/25/34	Oct. 2034	9,300	(93)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35

	Feb. 2035	$ 3,200	$ (76)
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	2,971	(16)
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35	June 2035	3,200	(72)
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	2,971	(36)
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	2,971	(28)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	2,730	(85)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	2,971	(88)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32

	April 2032	$ 262	$ (1)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	421	(8)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	230	(2)
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	10,445	(868)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	7,465	(394)
Receive monthly notional amount multiplied by 3% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	4,750	(141)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	2,971	(5)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon default event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36

	August 2036	$ 4,750	$ (65)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon default event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, Class M9, 7.17% 9/25/36	Oct. 2036	4,750	(330)
Receive quarterly notional amount multiplied by .31% and pay Deutsche Bank upon default of Altria Group, Inc., par value of the notional amount of Altria Group 7% 11/4/13	June 2008	61,000	171
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	11,200	69
Receive quarterly notional amount multiplied by .68% and pay Lehman Brothers, Inc. upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. 4% 3/22/11	March 2012	1,450	16
Receive quarterly notional amount multiplied by .72% and pay Bank of America upon credit event of Alleghany Energy Supply Co. LLC, par value of the notional amount of Alleghany Energy Supply Co. LLC 8.25% 4/15/12	June 2012	10,500	5
Receive quarterly notional amount multiplied by .78% and pay Deutsche Bank upon credit event of Allegheny Energy Supply Co. LLC, par value of the notional amount of Allegheny Energy Supply Co. LLC 8.25% 4/15/12	June 2012	10,505	37
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive semi-annually notional amount multiplied by .285% and pay Deutsche Bank upon credit event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30	April 2009	$ 30,000	$ 30
Receive semi-annually notional amount multiplied by .32% and pay Merrill Lynch, Inc. upon credit event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	April 2011	30,000	82
Receive semi-annually notional amount multiplied by .41% and pay Credit Suisse First Boston upon credit event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30 (Reg. S)	May 2012	13,700	17
Receive semi-annually notional amount multiplied by .495% and pay Credit Suisse First Boston, upon default event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30 (Reg. S)	Sept. 2011	5,750	38
Receive semi-annually notional amount multiplied by .5% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30 (Reg. S)	June 2008	22,335	112
Receive semi-annually notional amount multiplied by .5% and pay Deutsche Bank upon default event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30 (Reg. S)	June 2008	14,815	74
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive semi-annually notional amount multiplied by .53% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30 (Reg. S)

	June 2008	$ 12,150	$ 66
Receive semi-annually notional amount multiplied by .78% and pay Deutsche Bank, upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	Sept. 2016	2,400	66
TOTAL CREDIT DEFAULT SWAPS		347,041	(3,009)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.4771% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	August 2010	140,000	(3,408)
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	August 2014	32,550	(907)
Receive semi-annually a fixed rate equal to 4.745% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Jan. 2011	70,000	(581)
Receive semi-annually a fixed rate equal to 4.921% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2008	315,000	1,394
Receive semi-annually a fixed rate equal to 4.975% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Nov. 2011	200,000	(2,912)
Receive semi-annually a fixed rate equal to 5.0375% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Nov. 2010	270,000	(2,500)
Receive semi-annually a fixed rate equal to 5.51% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Nov. 2036	75,000	(1,055)
TOTAL INTEREST RATE SWAPS		1,102,550	(9,969)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 5.5 basis points with Lehman Brothers, Inc.	Oct. 2007	$ 200,000	$ (3,999)
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Lehman Brothers, Inc.	August 2007	13,300	(265)
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Lehman Brothers, Inc.	May 2008	30,000	(595)
TOTAL TOTAL RETURN SWAPS		243,300	(4,859)
		$ 1,692,891	$ (17,837)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Non-income producing - Issuer is in default.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $494,457,000 or 4.1% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $12,920,000.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$147,795,000 due 6/01/07 at 5.32%
ABN AMRO Bank N.V., New York Branch	$ 1,198
BNP Paribas Securities Corp.	1,699
Banc of America Securities LLC	49,681
Bank of America, NA	6,796
Barclays Capital, Inc.	13,159
Citigroup Global Markets, Inc.	3,398
Countrywide Securities Corp.	16,989
Greenwich Capital Markets, Inc.	1,699
Merrill Lynch Government Securities, Inc.	3,398
Societe Generale, New York Branch	12,742
UBS Securities LLC	33,978
WestLB AG	3,058
$ 147,795
$273,208,000 due 6/01/07 at 5.32%
Barclays Capital, Inc.	$ 273,208
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 16,269
Fidelity 2-5 Year Duration Securitized Bond Central Fund	27,660
Fidelity Corporate Bond 1-5 Year Central Fund	28,403
Fidelity Mortgage Backed Securities Central Fund	60,359
Fidelity Specialized High Income Central Fund	5,232
Fidelity Ultra-Short Central Fund	112,019
Total	$ 249,942

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ -	$ 709,355*	$ -	$ 705,540	25.4%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	-	997,937*	-	986,456	28.7%
Fidelity Corporate Bond 1-5 Year Central Fund	-	954,714*	-	952,893	73.7%
Fidelity Mortgage Backed Securities Central Fund	-	2,240,754*	-	2,215,433	26.5%
Fidelity Specialized High Income Central Fund	98,514	-	-	102,146	47.6%
Fidelity Ultra-Short Central Fund	1,960,403	1,307,326*	275,000	2,982,648	19.7%
Total	$ 2,058,917	$ 6,210,086	$ 275,000	$ 7,945,116
*Includes the value of shares received through in-kind contributions.
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $14,783,639,000. Net unrealized depreciation aggregated $132,725,000, of which $22,026,000 related to appreciated investment securities and $154,751,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Investment Grade Bond

May 31, 2007

1.804978.103

IGB-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 16.3%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.5%
Automobiles - 0.3%
Ford Motor Co. 7.45% 7/16/31	$ 40,245	$ 33,102
Media - 1.2%
Comcast Corp. 4.95% 6/15/16	23,509	21,959
Cox Communications, Inc. 6.45% 12/1/36 (d)	25,731	25,397
Gannett Co., Inc. 5.56% 5/26/09 (g)	15,990	16,017
Liberty Media Corp.:
5.7% 5/15/13	8,500	8,033
8.25% 2/1/30	19,105	18,938
News America Holdings, Inc. 7.75% 12/1/45	6,015	6,723
News America, Inc. 6.2% 12/15/34	20,010	19,086
Time Warner Cable, Inc. 5.85% 5/1/17 (d)	24,910	24,556
Univision Communications, Inc. 3.875% 10/15/08	9,840	9,545
		150,254
TOTAL CONSUMER DISCRETIONARY		183,356
CONSUMER STAPLES - 0.2%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (d)	11,020	10,418
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (g)	14,340	14,245
TOTAL CONSUMER STAPLES		24,663
ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Nakilat, Inc. 6.067% 12/31/33 (d)	27,310	26,283
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (d)	5,985	5,783
Pemex Project Funding Master Trust:
5.75% 12/15/15	54,956	55,286
5.9475% 12/3/12 (d)(g)	11,870	12,007
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	9,120	9,234
		108,593
FINANCIALS - 8.3%
Capital Markets - 1.5%
Goldman Sachs Group, Inc. 5.25% 10/15/13	19,220	18,870
JPMorgan Chase Capital XVIII 6.95% 8/17/36	14,000	14,527
JPMorgan Chase Capital XX 6.55% 9/29/36	80,445	79,556
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Lazard Group LLC 7.125% 5/15/15	$ 16,430	$ 17,090
Morgan Stanley:
4.75% 4/1/14	9,200	8,659
5.65% 1/9/14 (g)	40,435	40,357
		179,059
Commercial Banks - 1.5%
Bank of America NA 6% 10/15/36	23,240	22,985
Bank One Corp. 5.25% 1/30/13	13,775	13,574
Corporacion Andina de Fomento 5.2% 5/21/13	1,575	1,534
Credit Suisse (Guernsey) Ltd. 5.86%	13,520	13,259
Export-Import Bank of Korea 5.25% 2/10/14 (d)	7,225	7,080
HSBC Holdings PLC 6.5% 5/2/36	11,470	12,025
KeyCorp Capital Trust VII 5.7% 6/15/35	20,260	18,241
Korea Development Bank 5.75% 9/10/13	14,578	14,707
Wachovia Bank NA:
4.875% 2/1/15	20,250	19,344
5.85% 2/1/37	29,335	28,371
Wachovia Corp. 4.875% 2/15/14	1,791	1,718
Wells Fargo Bank NA 5.95% 8/26/36	28,949	28,927
		181,765
Consumer Finance - 0.4%
General Electric Capital Corp. 5.875% 2/15/12	13,360	13,580
SLM Corp. 5.515% 7/26/10 (g)	31,785	30,768
		44,348
Diversified Financial Services - 0.7%
Citigroup, Inc. 6.125% 8/25/36	10,630	10,636
JPMorgan Chase & Co.:
4.875% 3/15/14	10,460	10,000
5.75% 1/2/13	2,935	2,959
JPMorgan Chase Capital XVII 5.85% 8/1/35	3,865	3,625
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (d)	15,505	15,550
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	13,035	12,415
5.5% 1/15/14 (d)	8,820	8,746
ZFS Finance USA Trust II 6.45% 12/15/65 (d)(g)	7,500	7,423
ZFS Finance USA Trust V 6.5% 5/9/67 (d)(g)	13,680	13,519
		84,873
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - 0.8%
American International Group, Inc. 5.45% 5/18/17	$ 10,505	$ 10,351
Assurant, Inc. 5.625% 2/15/14	6,095	6,010
Axis Capital Holdings Ltd. 5.75% 12/1/14	13,335	13,064
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(g)	22,081	22,937
Lincoln National Corp. 7% 5/17/66 (g)	8,870	9,239
QBE Insurance Group Ltd. 5.647% 7/1/23 (d)(g)	18,775	18,217
Symetra Financial Corp. 6.125% 4/1/16 (d)	10,405	10,393
		90,211
Real Estate Investment Trusts - 2.3%
AMB Property LP 5.9% 8/15/13	9,635	9,733
Archstone-Smith Operating Trust:
5.25% 12/1/10	5,185	5,136
5.25% 5/1/15	12,985	12,611
Boston Properties, Inc. 6.25% 1/15/13	7,487	7,709
Brandywine Operating Partnership LP:
5.625% 12/15/10	19,900	19,914
5.75% 4/1/12	6,050	6,068
Camden Property Trust:
5.875% 6/1/07	6,320	6,320
5.875% 11/30/12	6,435	6,501
Colonial Properties Trust:
4.75% 2/1/10	12,060	11,815
5.5% 10/1/15	12,730	12,346
6.875% 8/15/12	5,000	5,235
Developers Diversified Realty Corp.:
4.625% 8/1/10	975	946
5% 5/3/10	6,840	6,729
5.25% 4/15/11	5,400	5,321
5.375% 10/15/12	5,485	5,395
Duke Realty LP:
5.5% 3/1/16	10,700	10,483
5.95% 2/15/17	4,085	4,111
Equity One, Inc.:
6% 9/15/17 (d)	6,860	6,784
6.25% 1/15/17	4,535	4,574
Federal Realty Investment Trust:
5.4% 12/1/13	4,880	4,758
6% 7/15/12	3,355	3,397
6.2% 1/15/17	2,580	2,627
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Healthcare Realty Trust, Inc. 5.125% 4/1/14	$ 4,130	$ 3,915
HRPT Properties Trust 5.75% 11/1/15	2,925	2,898
Liberty Property LP:
5.5% 12/15/16	6,665	6,476
6.375% 8/15/12	4,617	4,765
Mack-Cali Realty LP:
5.05% 4/15/10	6,290	6,179
7.25% 3/15/09	4,110	4,221
Reckson Operating Partnership LP:
5.15% 1/15/11	2,790	2,722
6% 3/31/16	2,600	2,530
Simon Property Group LP:
4.6% 6/15/10	8,400	8,183
5.1% 6/15/15	26,275	25,287
5.45% 3/15/13	8,720	8,621
7.75% 1/20/11	2,250	2,413
Tanger Properties LP 6.15% 11/15/15	17,300	17,277
UDR, Inc. 5.5% 4/1/14	10,720	10,499
United Dominion Realty Trust, Inc. 5.25% 1/15/15	3,645	3,495
Washington Real Estate Investment Trust 5.95% 6/15/11	10,660	10,743
		278,737
Real Estate Management & Development - 0.5%
Colonial Realty LP 6.05% 9/1/16	9,420	9,453
ERP Operating LP 5.5% 10/1/12	5,765	5,735
Post Apartment Homes LP 6.3% 6/1/13	11,550	11,791
Realogy Corp. 7.5% 10/15/16 (d)	25,400	25,400
Regency Centers LP 6.75% 1/15/12	12,435	12,983
		65,362
Thrifts & Mortgage Finance - 0.6%
Capmark Financial Group, Inc. 6.3% 5/10/17 (d)	5,570	5,535
Countrywide Financial Corp. 6.25% 5/15/16	3,650	3,672
Residential Capital Corp. 7.1869% 4/17/09 (d)(g)	15,545	15,545
The PMI Group, Inc. 6% 9/15/16	9,880	9,921
Washington Mutual, Inc.:
4.625% 4/1/14	18,130	16,764
5.75% 9/17/12 (g)	19,000	19,041
		70,478
TOTAL FINANCIALS		994,833
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.1%
Bombardier, Inc. 6.3% 5/1/14 (d)	$ 18,035	$ 17,584
Airlines - 1.1%
American Airlines, Inc. pass thru trust certificates:
7.324% 4/15/11	13,531	13,632
7.858% 4/1/13	26,059	27,981
Continental Airlines, Inc. pass thru trust certificates 6.545% 8/2/20	4,286	4,415
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	17,570	18,405
U.S. Airways pass thru trust certificates:
6.85% 7/30/19	7,014	7,278
8.36% 7/20/20	22,813	25,209
United Airlines pass thru trust certificates:
6.071% 9/1/14	3,559	3,581
6.602% 9/1/13	6,291	6,386
7.032% 4/1/12	4,453	4,531
7.186% 10/1/12	11,032	11,239
7.811% 10/1/09 (b)	4,909	5,597
		128,254
Commercial Services & Supplies - 0.1%
R.R. Donnelley & Sons Co. 5.5% 5/15/15	12,745	11,904
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (g)	6,338	5,960
TOTAL INDUSTRIALS		163,702
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	9,825	9,828
6.375% 8/3/15	10,650	10,806
		20,634
MATERIALS - 0.1%
Chemicals - 0.1%
Agrium, Inc. 7.125% 5/23/36	11,735	12,330
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - 0.0%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	$ 3,460	$ 3,589
TOTAL MATERIALS		15,919
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.8%
BellSouth Capital Funding Corp. 7.875% 2/15/30	12,872	14,913
Deutsche Telekom International Finance BV 5.25% 7/22/13	11,230	10,947
Embarq Corp. 7.082% 6/1/16	17,205	17,525
KT Corp. 5.875% 6/24/14 (d)	7,455	7,546
Telecom Italia Capital SA:
4.95% 9/30/14	11,250	10,556
5.25% 10/1/15	12,725	12,032
Telefonica Emisiones SAU 7.045% 6/20/36	5,850	6,204
TELUS Corp. yankee 7.5% 6/1/07	18,550	18,550
		98,273
Wireless Telecommunication Services - 0.6%
Sprint Nextel Corp. 6% 12/1/16	23,971	23,112
Vodafone Group PLC:
5% 12/16/13	7,380	7,120
5.625% 2/27/17	35,292	34,420
		64,652
TOTAL TELECOMMUNICATION SERVICES		162,925
UTILITIES - 2.3%
Electric Utilities - 1.2%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	11,490	11,402
Commonwealth Edison Co. 5.4% 12/15/11	14,153	13,898
Exelon Corp. 4.9% 6/15/15	27,100	25,317
Nevada Power Co. 6.5% 5/15/18	26,280	27,276
Pacific Gas & Electric Co.:
4.8% 3/1/14	2,670	2,552
5.8% 3/1/37	7,180	6,862
PPL Capital Funding, Inc. 6.7% 3/30/67 (g)	15,620	15,190
Southern California Edison Co.:
4.65% 4/1/15	990	931
5% 1/15/14	585	568
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
TXU Energy Co. LLC:
5.8549% 9/16/08 (d)(g)	$ 30,500	$ 30,508
7% 3/15/13	10,903	11,240
		145,744
Gas Utilities - 0.2%
NiSource Finance Corp.:
5.4% 7/15/14	2,960	2,861
5.45% 9/15/20	8,100	7,424
5.93% 11/23/09 (g)	9,874	9,888
Southern Natural Gas Co. 5.9% 4/1/17 (d)	6,145	6,049
		26,222
Independent Power Producers & Energy Traders - 0.5%
Duke Capital LLC 5.668% 8/15/14	13,400	13,101
Exelon Generation Co. LLC 5.35% 1/15/14	23,798	23,035
PPL Energy Supply LLC 6.2% 5/15/16	11,895	11,925
TXU Corp. 5.55% 11/15/14	7,555	6,710
		54,771
Multi-Utilities - 0.4%
Dominion Resources, Inc. 7.5% 6/30/66 (g)	12,110	12,919
National Grid PLC 6.3% 8/1/16	26,485	27,333
TECO Energy, Inc. 7% 5/1/12	11,415	11,963
		52,215
TOTAL UTILITIES		278,952
TOTAL NONCONVERTIBLE BONDS (Cost $1,970,144)		1,953,577
U.S. Government and Government Agency Obligations - 20.0%

U.S. Treasury Inflation Protected Obligations - 6.3%
U.S. Treasury Inflation-Indexed Notes:
2% 1/15/14 (f)	551,857	534,768
2.375% 1/15/17	227,750	224,938
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		759,706
U.S. Treasury Obligations - 13.7%
U.S. Treasury Bond stripped principal 2/15/31	119,730	36,538
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds 6.125% 8/15/29	$ 41,860	$ 47,639
U.S. Treasury Notes:
4.5% 4/30/12 (e)	982,514	967,340
4.625% 10/31/11	206,790	204,907
4.75% 1/31/12 (c)(e)	387,005	385,210
TOTAL U.S. TREASURY OBLIGATIONS		1,641,634
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,440,214)		2,401,340
U.S. Government Agency - Mortgage Securities - 10.8%

Fannie Mae - 10.2%
4.5% 6/1/22 (e)	16,000	15,306
4.5% 6/1/22 (e)	4,000	3,827
5% 6/1/37 (e)	34,000	32,344
5% 6/1/37 (e)	188,000	178,843
5% 6/1/37 (e)	160,000	152,207
5% 6/1/37 (e)	199,000	189,307
5.5% 6/1/37 (e)	163,000	159,101
5.5% 6/1/37 (e)	273,000	266,469
5.5% 6/1/37 (e)	20,000	19,522
5.5% 6/1/37 (e)	35,000	34,163
6% 6/1/22 (e)	2,000	2,020
6% 6/1/37 (e)	9,000	8,987
6.5% 6/1/37 (e)	142,000	144,208
6.5% 6/1/37 (e)	14,000	14,218
TOTAL FANNIE MAE		1,220,522
Government National Mortgage Association - 0.6%
6.5% 6/1/37 (e)	33,000	33,753
6.5% 6/1/37 (e)	37,000	37,844
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		71,597
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,302,650)		1,292,119
Asset-Backed Securities - 0.9%
	Principal Amount (000s)	Value (000s)
Advanta Business Card Master Trust Series 2007-D1 Class D, 6.72% 1/22/13 (d)(g)	$ 10,400	$ 10,400
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class E, 6.96% 3/31/16 (d)	5,880	5,866
Capital Auto Receivables Asset Trust:
Series 2006-1 Class D, 7.16% 1/15/13 (d)	4,195	4,198
Series 2006-SN1A Class D, 6.15% 4/20/11 (d)	2,730	2,748
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 7.32% 8/25/36 (d)(g)	1,449	956
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (d)	5,287	4,613
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (d)	5,545	5,615
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (d)	5,810	5,838
Series 2006-C Class D, 6.89% 5/15/13 (d)	4,115	4,103
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (d)	7,046	6,988
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 7.82% 3/25/36 (d)(g)	4,513	2,257
Wachovia Auto Loan Trust Series 2006-2A:
Class A4, 5.23% 3/20/12 (d)	50,000	49,849
Class E, 7.05% 5/20/14 (d)	6,660	6,644
WaMu Asset-Backed Certificates Series 2006-HE5 Class B2, 7.82% 10/25/36 (d)(g)	6,417	3,804
TOTAL ASSET-BACKED SECURITIES (Cost $117,508)		113,879
Collateralized Mortgage Obligations - 3.0%

Private Sponsor - 1.1%
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6984% 4/10/17	1,775	1,755
Class C, 5.6984% 4/10/17	4,735	4,659
Class D, 5.6984% 5/10/17	2,370	2,319
Bayview Commercial Asset Trust Series 2006-3A Class IO, 1.1688% 10/25/36 (g)(i)	81,429	10,024
GMAC Mortgage Loan Trust Series 2005-AR6 Class 3A1, 5.2972% 11/19/35 (g)	9,485	9,380
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B6, 8.17% 7/10/35 (d)(g)	4,270	4,356
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater: - continued
Series 2003-CB1:
Class B4, 6.97% 6/10/35 (d)(g)	$ 4,063	$ 4,119
Class B5, 7.57% 6/10/35 (d)(g)	2,773	2,818
Class B6, 8.07% 6/10/35 (d)(g)	1,646	1,679
Structured Asset Securities Corp. floater Series 2006-BC5 Class B, 7.82% 12/25/36 (g)	4,593	2,790
WaMu Mortgage pass-thru certificates:
Series 2005-AR14 Class 1A1, 5.0643% 12/25/35 (g)	18,157	17,976
Series 2007-HY1 Class 4A1, 5.4859% 2/25/37 (g)	13,040	12,951
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR8 Class 3A1, 5.2378% 4/25/36 (g)	58,659	58,085
TOTAL PRIVATE SPONSOR		132,911
U.S. Government Agency - 1.9%
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2630 Class KS, 4% 1/15/17	22,130	21,008
Series 3079 Class MB, 5% 10/15/28	30,807	30,161
Series 3082 Class PG, 5% 10/15/29	50,300	49,230
Series 3118 Class QB, 5% 2/15/29	33,731	32,993
Series 3258 Class PM, 5.5% 12/15/36	98,169	97,642
TOTAL U.S. GOVERNMENT AGENCY		231,034
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $367,086)		363,945
Commercial Mortgage Securities - 0.8%

Bayview Commercial Asset Trust floater:
Series 2007-1 Class B2, 6.92% 7/25/37 (d)(g)	1,780	1,780
Series 2007-2A:
Class A1, 5.62% 7/25/37 (d)(g)	2,450	2,450
Class A2, 5.67% 7/25/37 (d)(g)	2,295	2,295
Class B1, 7.07% 7/25/37 (d)(g)	678	678
Class B2, 7.57% 7/25/37 (d)(g)	590	590
Class B3, 8.82% 7/25/37 (d)(g)	662	662
Class M1, 5.72% 7/25/37 (d)(g)	770	770
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-2A:
Class M2, 5.77% 7/25/37 (d)(g)	$ 390	$ 390
Class M3, 5.82% 7/25/37 (d)(g)	395	395
Class M4, 5.97% 7/25/37 (d)(g)	845	845
Class M5, 6.07% 7/25/37 (d)(g)	745	745
Class M6, 6.42% 7/25/37 (d)(g)	950	950
Series 2007-3:
Class B1, 6.27% 7/25/37 (d)(g)	680	680
Class B3, 9.32% 7/25/37 (d)(g)	910	910
Class M1, 5.63% 7/25/37 (g)	590	590
Class M2, 5.66% 7/25/37 (g)	630	630
Class M3, 5.69% 7/25/37 (g)	1,030	1,030
Class M4, 5.82% 7/25/37 (g)	1,625	1,625
Class M5, 5.92% 7/25/37 (g)	810	810
Class M6, 6.12% 7/25/37 (g)	615	615
Chase Commercial Mortgage Securities Corp. Series 2000-3 Class G 6.887% 10/15/32 (d)	9,742	9,905
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class ASP, 0.9614% 1/15/37 (d)(g)(i)	170,220	4,297
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27	10,786	10,490
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.8584% 12/10/41 (g)(i)	15,851	312
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2006-LDP9 Class A2, 5.134% 5/15/47 (g)	18,365	17,766
ML-CFC Commerical Mortgage Trust Series 2007-7 Class B, 5.75% 6/25/50 (e)	2,790	2,775
Morgan Stanley Capital I Trust sequential payer Series 2007-HQ11 Class A31, 5.439% 2/20/44 (g)	17,270	17,042
Wachovia Bank Commercial Mortgage Trust:
sequential payer Series 2007-C31 Class A1, 5.14% 4/15/47	5,570	5,529
Series 2007-C31 Class C, 5.877% 4/15/47 (g)	8,950	8,826
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $97,732)		96,382
Municipal Securities - 0.3%
	Principal Amount (000s)	Value (000s)
California Gen. Oblig. 5% 9/1/35	$ 27,300	$ 28,363
Chicago Board of Ed. Series A, 5.5% 12/1/30 (AMBAC Insured)	5,000	5,857
TOTAL MUNICIPAL SECURITIES (Cost $34,875)		34,220
Foreign Government and Government Agency Obligations - 0.1%

Israeli State 4.625% 6/15/13 (Cost $12,447)	12,555	11,959
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $1,614)	1,630	1,715
Fixed-Income Funds - 66.2%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (h)	7,110,148	705,540
Fidelity 2-5 Year Duration Securitized Bond Central Fund (h)	9,974,276	986,456
Fidelity Corporate Bond 1-5 Year Central Fund (h)	9,543,248	952,893
Fidelity Mortgage Backed Securities Central Fund (h)	22,407,537	2,215,433
Fidelity Specialized High Income Central Fund (h)	1,000,451	102,146
Fidelity Ultra-Short Central Fund (h)	30,085,215	2,982,648
TOTAL FIXED-INCOME FUNDS (Cost $8,000,486)		7,945,116
Preferred Securities - 0.1%
	Principal Amount (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (g) (Cost $15,235)	$ 15,235	15,659
Cash Equivalents - 3.5%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 5.32%, dated 5/31/07 due 6/1/07:
(Collateralized by U.S. Government Obligations) #	$ 147,817	$ 147,795
(Collateralized by U.S. Government Obligations) # (a)	273,248	273,208
TOTAL CASH EQUIVALENTS (Cost $421,003)		421,003
TOTAL INVESTMENT PORTFOLIO - 122.0% (Cost $14,780,994)		14,650,914
NET OTHER ASSETS - (22.0)%		(2,645,333)
NET ASSETS - 100%		$ 12,005,581
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	$ 2,971	(73)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class B3, 8.45% 9/25/34	Oct. 2034	3,200	(127)
Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 7.2253% 11/25/34	Dec. 2034	3,380	(151)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.85% 8/25/34

	Sept. 2034	$ 2,971	$ (58)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 8.85% 7/25/34	August 2034	2,971	(61)
Receive from Bank of America, upon default event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .2%	June 2009	7,095	(7)
Receive from Deutsche Bank, upon default event of Chartered Semiconductor Manufacturing Ltd., par value of the notional amount of Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15 and pay quarterly notional amount multiplied by 1.14%	Sept. 2013	10,650	(390)
Receive from Deutsche Bank, upon default event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .24%	June 2009	8,895	(16)
Receive from Merrill Lynch, Inc. upon default event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15, and pay quarterly notional amount multiplied by 2.12%	Sept. 2013	5,085	(313)
Receive from Merrill Lynch, Inc., upon default event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15 and pay quarterly notional amount multiplied by 1.68%	Sept. 2013	7,660	(288)
Receive monthly notional amount multiplied by .55% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2004-WCW1 Class M4, 6.835% 9/25/34	Oct. 2034	9,300	(93)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35

	Feb. 2035	$ 3,200	$ (76)
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	2,971	(16)
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35	June 2035	3,200	(72)
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	2,971	(36)
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	2,971	(28)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	2,730	(85)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	2,971	(88)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32

	April 2032	$ 262	$ (1)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	421	(8)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	230	(2)
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	10,445	(868)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	7,465	(394)
Receive monthly notional amount multiplied by 3% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	4,750	(141)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	2,971	(5)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon default event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36

	August 2036	$ 4,750	$ (65)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon default event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, Class M9, 7.17% 9/25/36	Oct. 2036	4,750	(330)
Receive quarterly notional amount multiplied by .31% and pay Deutsche Bank upon default of Altria Group, Inc., par value of the notional amount of Altria Group 7% 11/4/13	June 2008	61,000	171
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	11,200	69
Receive quarterly notional amount multiplied by .68% and pay Lehman Brothers, Inc. upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. 4% 3/22/11	March 2012	1,450	16
Receive quarterly notional amount multiplied by .72% and pay Bank of America upon credit event of Alleghany Energy Supply Co. LLC, par value of the notional amount of Alleghany Energy Supply Co. LLC 8.25% 4/15/12	June 2012	10,500	5
Receive quarterly notional amount multiplied by .78% and pay Deutsche Bank upon credit event of Allegheny Energy Supply Co. LLC, par value of the notional amount of Allegheny Energy Supply Co. LLC 8.25% 4/15/12	June 2012	10,505	37
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive semi-annually notional amount multiplied by .285% and pay Deutsche Bank upon credit event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30	April 2009	$ 30,000	$ 30
Receive semi-annually notional amount multiplied by .32% and pay Merrill Lynch, Inc. upon credit event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	April 2011	30,000	82
Receive semi-annually notional amount multiplied by .41% and pay Credit Suisse First Boston upon credit event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30 (Reg. S)	May 2012	13,700	17
Receive semi-annually notional amount multiplied by .495% and pay Credit Suisse First Boston, upon default event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30 (Reg. S)	Sept. 2011	5,750	38
Receive semi-annually notional amount multiplied by .5% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30 (Reg. S)	June 2008	22,335	112
Receive semi-annually notional amount multiplied by .5% and pay Deutsche Bank upon default event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30 (Reg. S)	June 2008	14,815	74
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive semi-annually notional amount multiplied by .53% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30 (Reg. S)

	June 2008	$ 12,150	$ 66
Receive semi-annually notional amount multiplied by .78% and pay Deutsche Bank, upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	Sept. 2016	2,400	66
TOTAL CREDIT DEFAULT SWAPS		347,041	(3,009)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.4771% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	August 2010	140,000	(3,408)
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	August 2014	32,550	(907)
Receive semi-annually a fixed rate equal to 4.745% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Jan. 2011	70,000	(581)
Receive semi-annually a fixed rate equal to 4.921% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2008	315,000	1,394
Receive semi-annually a fixed rate equal to 4.975% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Nov. 2011	200,000	(2,912)
Receive semi-annually a fixed rate equal to 5.0375% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Nov. 2010	270,000	(2,500)
Receive semi-annually a fixed rate equal to 5.51% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Nov. 2036	75,000	(1,055)
TOTAL INTEREST RATE SWAPS		1,102,550	(9,969)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 5.5 basis points with Lehman Brothers, Inc.	Oct. 2007	$ 200,000	$ (3,999)
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Lehman Brothers, Inc.	August 2007	13,300	(265)
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Lehman Brothers, Inc.	May 2008	30,000	(595)
TOTAL TOTAL RETURN SWAPS		243,300	(4,859)
		$ 1,692,891	$ (17,837)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Non-income producing - Issuer is in default.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $494,457,000 or 4.1% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $12,920,000.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$147,795,000 due 6/01/07 at 5.32%
ABN AMRO Bank N.V., New York Branch	$ 1,198
BNP Paribas Securities Corp.	1,699
Banc of America Securities LLC	49,681
Bank of America, NA	6,796
Barclays Capital, Inc.	13,159
Citigroup Global Markets, Inc.	3,398
Countrywide Securities Corp.	16,989
Greenwich Capital Markets, Inc.	1,699
Merrill Lynch Government Securities, Inc.	3,398
Societe Generale, New York Branch	12,742
UBS Securities LLC	33,978
WestLB AG	3,058
$ 147,795
$273,208,000 due 6/01/07 at 5.32%
Barclays Capital, Inc.	$ 273,208
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 16,269
Fidelity 2-5 Year Duration Securitized Bond Central Fund	27,660
Fidelity Corporate Bond 1-5 Year Central Fund	28,403
Fidelity Mortgage Backed Securities Central Fund	60,359
Fidelity Specialized High Income Central Fund	5,232
Fidelity Ultra-Short Central Fund	112,019
Total	$ 249,942

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ -	$ 709,355*	$ -	$ 705,540	25.4%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	-	997,937*	-	986,456	28.7%
Fidelity Corporate Bond 1-5 Year Central Fund	-	954,714*	-	952,893	73.7%
Fidelity Mortgage Backed Securities Central Fund	-	2,240,754*	-	2,215,433	26.5%
Fidelity Specialized High Income Central Fund	98,514	-	-	102,146	47.6%
Fidelity Ultra-Short Central Fund	1,960,403	1,307,326*	275,000	2,982,648	19.7%
Total	$ 2,058,917	$ 6,210,086	$ 275,000	$ 7,945,116
*Includes the value of shares received through in-kind contributions.
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $14,783,639,000. Net unrealized depreciation aggregated $132,725,000, of which $22,026,000 related to appreciated investment securities and $154,751,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Short-Term Bond Fund

May 31, 2007

1.804842.103

STP-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 18.7%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.3%
Auto Components - 0.5%
DaimlerChrysler NA Holding Corp.:
5.75% 8/10/09	$ 29,260	$ 29,459
5.77% 3/13/09 (g)	11,200	11,247
		40,706
Household Durables - 0.3%
Whirlpool Corp. 6.125% 6/15/11	20,500	20,728
Media - 1.5%
AOL Time Warner, Inc. 6.75% 4/15/11	15,000	15,596
Continental Cablevision, Inc. 9% 9/1/08	30,400	31,610
Cox Communications, Inc.:
3.875% 10/1/08	14,785	14,474
6.4% 8/1/08	3,170	3,194
Hearst-Argyle Television, Inc. 7% 11/15/07	5,750	5,766
Liberty Media Corp.:
7.75% 7/15/09	3,900	4,042
7.875% 7/15/09	5,000	5,195
Time Warner Entertainment Co. LP 7.25% 9/1/08	12,764	13,003
Univision Communications, Inc.:
3.5% 10/15/07	2,515	2,487
3.875% 10/15/08	10,110	9,807
Viacom, Inc. 5.75% 4/30/11	4,045	4,053
		109,227
TOTAL CONSUMER DISCRETIONARY		170,661
CONSUMER STAPLES - 0.5%
Food Products - 0.3%
H.J. Heinz Co. 6.428% 12/1/08 (c)(g)	13,190	13,336
Kraft Foods, Inc.:
4% 10/1/08	7,770	7,625
4.125% 11/12/09	3,220	3,122
		24,083
Tobacco - 0.2%
Altria Group, Inc. 5.625% 11/4/08	9,500	9,510
TOTAL CONSUMER STAPLES		33,593
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Anadarko Petroleum Corp. 3.25% 5/1/08	$ 20,000	$ 19,577
Canadian Oil Sands Ltd. 4.8% 8/10/09 (c)	7,435	7,309
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (c)	13,458	13,222
Duke Capital LLC:
4.37% 3/1/09	9,565	9,370
7.5% 10/1/09	13,390	13,939
Enterprise Products Operating LP:
4% 10/15/07	10,520	10,464
4.625% 10/15/09	11,730	11,512
Kinder Morgan Energy Partners LP:
5.35% 8/15/07	8,100	8,096
6.3% 2/1/09	8,455	8,549
Pemex Project Funding Master Trust:
6.125% 8/15/08	15,990	16,070
9.125% 10/13/10	10,000	11,080
Petroleum Export Ltd.:
4.623% 6/15/10 (c)	4,171	4,111
4.633% 6/15/10 (c)	2,506	2,470
		135,769
FINANCIALS - 6.4%
Capital Markets - 0.5%
Bank of New York Co., Inc. 3.4% 3/15/13 (g)	14,750	14,513
Janus Capital Group, Inc. 5.875% 9/15/11	4,828	4,828
Lehman Brothers Holdings E-Capital Trust I 6.14% 8/19/65 (g)	6,380	6,453
Lehman Brothers Holdings, Inc. 4.25% 1/27/10	3,260	3,177
Merrill Lynch & Co., Inc. 3.7% 4/21/08	6,910	6,804
Morgan Stanley 3.625% 4/1/08	425	419
		36,194
Commercial Banks - 0.7%
Bank One Corp. 6% 8/1/08	4,700	4,720
Korea Development Bank:
3.875% 3/2/09	12,600	12,259
4.75% 7/20/09	5,500	5,419
National Australia Bank Ltd. 8.6% 5/19/10	6,800	7,393
Wells Fargo & Co. 3.98% 10/29/10	21,905	20,969
		50,760
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - 0.9%
American General Finance Corp. 4.5% 11/15/07	$ 5,200	$ 5,183
Household Finance Corp.:
4.125% 12/15/08	4,170	4,089
4.125% 11/16/09	2,715	2,633
4.75% 5/15/09	8,978	8,864
HSBC Finance Corp. 4.125% 3/11/08	13,140	13,015
MBNA Capital I 8.278% 12/1/26	4,885	5,107
Nelnet, Inc. 7.4% 9/29/36 (g)	19,565	19,989
SLM Corp. 4% 1/15/09	7,350	7,109
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (c)	4,553	4,674
		70,663
Diversified Financial Services - 0.3%
Bank of America Corp. 7.4% 1/15/11	485	516
Iberbond 2004 PLC 4.826% 12/24/17 (j)	10,785	10,359
ICB OJSC 6.2% 9/29/15 (Issued by Or-ICB for ICB OJSC) (g)	1,750	1,740
ILFC E-Capital Trust I 5.9% 12/21/65 (c)(g)	8,150	8,155
J.P. Morgan & Co., Inc. 6.25% 1/15/09	4,935	4,991
		25,761
Insurance - 0.8%
Genworth Financial, Inc. 5.231% 5/16/09	15,115	15,050
Hartford Financial Services Group, Inc. 5.55% 8/16/08	3,565	3,568
The Chubb Corp.:
4.934% 11/16/07	15,345	15,298
5.472% 8/16/08	15,000	14,990
The St. Paul Travelers Companies, Inc. 5.01% 8/16/07	7,185	7,179
Travelers Property Casualty Corp. 3.75% 3/15/08	2,830	2,787
		58,872
Real Estate Investment Trusts - 2.1%
Arden Realty LP 8.5% 11/15/10	7,855	8,622
AvalonBay Communities, Inc. 5% 8/1/07	5,260	5,256
Brandywine Operating Partnership LP:
4.5% 11/1/09	13,390	13,038
5.625% 12/15/10	13,110	13,119
BRE Properties, Inc. 7.2% 6/15/07	7,990	7,994
Camden Property Trust:
4.375% 1/15/10	5,440	5,285
5.875% 6/1/07	3,305	3,305
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Colonial Properties Trust:
4.75% 2/1/10	$ 5,005	$ 4,903
7% 7/14/07	4,784	4,792
Developers Diversified Realty Corp.:
3.875% 1/30/09	13,995	13,617
5% 5/3/10	4,910	4,830
Duke Realty LP:
5.25% 1/15/10	3,215	3,187
5.625% 8/15/11	4,580	4,582
6.95% 3/15/11	3,815	3,991
Federal Realty Investment Trust 8.75% 12/1/09	3,785	4,075
iStar Financial, Inc. 5.6949% 9/15/09 (g)	12,630	12,647
JDN Realty Corp. 6.95% 8/1/07	3,215	3,216
Mack-Cali Realty LP 7.25% 3/15/09	2,580	2,650
ProLogis Trust 7.1% 4/15/08	8,870	8,941
Simon Property Group LP:
4.6% 6/15/10	8,660	8,437
4.875% 8/15/10	13,630	13,371
7.75% 1/20/11	1,385	1,485
Tanger Properties LP 9.125% 2/15/08	9,630	10,021
		161,364
Real Estate Management & Development - 0.2%
Chelsea GCA Realty Partnership LP 7.25% 10/21/07	6,260	6,292
Realogy Corp. 7.15% 10/15/11 (c)	5,120	5,133
		11,425
Thrifts & Mortgage Finance - 0.9%
Independence Community Bank Corp.:
3.5% 6/20/13 (g)	4,540	4,443
3.75% 4/1/14 (g)	4,000	3,868
Residential Capital Corp.:
6.4569% 4/17/09 (g)	6,635	6,643
6.725% 6/29/07 (g)	15,000	15,005
7.1869% 4/17/09 (c)(g)	12,460	12,460
Residential Capital LLC 6.46% 5/22/09 (g)	15,000	14,995
Washington Mutual, Inc. 4.375% 1/15/08	11,170	11,097
		68,511
TOTAL FINANCIALS		483,550
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
UnitedHealth Group, Inc.:
3.75% 2/10/09	$ 11,900	$ 11,563
4.125% 8/15/09	3,525	3,436
		14,999
INDUSTRIALS - 1.6%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (c)	14,430	14,112
Air Freight & Logistics - 0.3%
FedEx Corp. 5.5% 8/15/09	18,575	18,581
Airlines - 0.6%
America West Airlines pass thru certificates 7.33% 7/2/08	6,268	6,283
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	1,179	1,186
6.978% 10/1/12	316	320
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	15,400	15,439
7.056% 3/15/11	2,110	2,157
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	1,880	1,969
United Airlines pass thru trust certificates:
6.071% 9/1/14	3,199	3,219
6.201% 3/1/10	2,648	2,678
6.602% 9/1/13	6,510	6,608
7.186% 10/1/12	6,452	6,573
		46,432
Commercial Services & Supplies - 0.3%
R.R. Donnelley & Sons Co.:
3.75% 4/1/09	6,060	5,862
5.625% 1/15/12	16,805	16,626
		22,488
Industrial Conglomerates - 0.2%
Hutchison Whampoa International 03/33 Ltd. 5.45% 11/24/10 (c)	15,470	15,438
TOTAL INDUSTRIALS		117,051
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.3%
Motorola, Inc. 4.608% 11/16/07	$ 24,000	$ 23,889
MATERIALS - 0.1%
Containers & Packaging - 0.0%
Sealed Air Corp. 6.95% 5/15/09 (c)	4,365	4,496
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	6,130	6,000
TOTAL MATERIALS		10,496
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.7%
Ameritech Capital Funding Corp. 6.25% 5/18/09	7,715	7,789
AT&T Corp. 6% 3/15/09	15,575	15,700
BellSouth Corp. 4.2% 9/15/09	7,115	6,924
Deutsche Telekom International Finance BV 5.375% 3/23/11	20,000	19,901
Sprint Capital Corp. 7.625% 1/30/11	20,999	22,236
Telecom Italia Capital SA:
4% 11/15/08	16,130	15,769
4% 1/15/10	15,080	14,517
Telefonica Emisiones SAU 5.984% 6/20/11	26,000	26,338
Telefonos de Mexico SA de CV:
4.5% 11/19/08	17,815	17,550
4.75% 1/27/10	12,910	12,666
TELUS Corp. yankee 7.5% 6/1/07	16,185	16,185
Verizon Global Funding Corp.:
6.125% 6/15/07	12,295	12,296
7.25% 12/1/10	13,925	14,733
		202,604
Wireless Telecommunication Services - 0.5%
America Movil SA de CV 4.125% 3/1/09	17,610	17,171
Vodafone Group PLC 5.5% 6/15/11	20,000	19,986
		37,157
TOTAL TELECOMMUNICATION SERVICES		239,761
UTILITIES - 2.3%
Electric Utilities - 1.1%
American Electric Power Co., Inc. 4.709% 8/16/07	14,020	13,994
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Commonwealth Edison Co. 5.4% 12/15/11	$ 5,225	$ 5,131
Entergy Corp. 7.75% 12/15/09 (c)	12,000	12,476
Exelon Corp. 4.45% 6/15/10	14,150	13,690
Pepco Holdings, Inc.:
4% 5/15/10	4,570	4,371
5.5% 8/15/07	9,716	9,720
Progress Energy, Inc. 7.1% 3/1/11	9,628	10,145
TXU Energy Co. LLC 6.125% 3/15/08	3,510	3,519
Virginia Electric & Power Co. 4.1% 12/15/38	7,250	7,093
		80,139
Gas Utilities - 0.0%
NiSource Finance Corp. 7.875% 11/15/10	3,925	4,208
Independent Power Producers & Energy Traders - 0.5%
Constellation Energy Group, Inc. 6.125% 9/1/09	21,680	21,930
PSEG Power LLC 3.75% 4/1/09	7,625	7,385
TXU Corp. 4.8% 11/15/09	6,500	6,378
		35,693
Multi-Utilities - 0.7%
Dominion Resources, Inc.:
4.125% 2/15/08	9,925	9,830
6.3% 9/30/66 (g)	4,580	4,626
DTE Energy Co.:
5.63% 8/16/07	11,380	11,380
7.05% 6/1/11	8,462	8,899
MidAmerican Energy Holdings, Co. 4.625% 10/1/07	4,180	4,165
PSEG Funding Trust I 5.381% 11/16/07	12,900	12,876
Sempra Energy 4.75% 5/15/09	4,475	4,419
		56,195
TOTAL UTILITIES		176,235
TOTAL NONCONVERTIBLE BONDS (Cost $1,410,916)		1,406,004
U.S. Government and Government Agency Obligations - 21.7%

U.S. Government Agency Obligations - 13.1%
Fannie Mae:
3.25% 8/15/08	12,882	12,576
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
3.25% 2/15/09	$ 128,000	$ 123,880
4% 9/2/08	73,170	72,023
4.75% 3/12/10 (b)	296,221	293,131
Freddie Mac:
4.25% 7/15/09 (b)	39,198	38,480
4.875% 2/9/10 (b)	125,000	124,169
5% 6/11/09	176,611	176,008
5.125% 4/18/11	150,000	149,806
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		990,073
U.S. Treasury Obligations - 8.6%
U.S. Treasury Notes:
4.5% 4/30/09 (d)	229,995	228,228
4.75% 2/28/09 (e)(f)	60,000	59,798
4.875% 5/15/09 (b)	84,000	83,941
4.875% 8/15/09	272,171	271,937
TOTAL U.S. TREASURY OBLIGATIONS		643,904
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,643,647)		1,633,977
U.S. Government Agency - Mortgage Securities - 11.1%

Fannie Mae - 8.2%
3.724% 10/1/33 (g)	617	608
3.75% 1/1/34 (g)	571	562
3.757% 10/1/33 (g)	548	545
3.787% 6/1/34 (g)	2,774	2,719
3.802% 6/1/33 (g)	486	487
3.811% 10/1/33 (g)	8,335	8,234
3.826% 4/1/33 (g)	1,726	1,731
3.85% 10/1/33 (g)	14,890	14,735
3.878% 6/1/33 (g)	2,318	2,320
3.915% 6/1/34 (g)	4,394	4,318
3.945% 5/1/33 (g)	180	179
3.995% 10/1/18 (g)	478	473
4.021% 4/1/33 (g)	206	206
4.084% 2/1/35 (g)	296	296
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.1% 1/1/35 (g)	$ 976	$ 977
4.132% 7/1/34 (g)	2,806	2,764
4.167% 1/1/35 (g)	1,486	1,457
4.25% 1/1/34 (g)	839	831
4.25% 2/1/34 (g)	734	726
4.25% 2/1/35 (g)	614	603
4.277% 10/1/33 (g)	284	281
4.277% 5/1/35 (g)	620	622
4.278% 11/1/34 (g)	5,950	5,867
4.281% 8/1/33 (g)	1,046	1,046
4.291% 3/1/33 (g)	754	759
4.292% 3/1/35 (g)	485	485
4.297% 1/1/34 (g)	816	809
4.298% 1/1/34 (g)	4,329	4,286
4.3% 3/1/33 (g)	275	270
4.302% 2/1/35 (g)	5,642	5,545
4.303% 3/1/33 (g)	370	363
4.308% 3/1/35 (g)	1,160	1,157
4.313% 6/1/33 (g)	369	371
4.322% 4/1/35 (g)	282	281
4.347% 1/1/35 (g)	765	753
4.365% 2/1/34 (g)	1,449	1,436
4.365% 3/1/35 (g)	2,794	2,746
4.385% 7/1/33 (g)	4,508	4,420
4.397% 2/1/35 (g)	1,154	1,134
4.4% 10/1/34 (g)	3,492	3,449
4.401% 5/1/35 (g)	516	516
4.408% 10/1/34 (g)	6,015	6,043
4.425% 5/1/35 (g)	1,611	1,607
4.429% 3/1/35 (g)	878	864
4.443% 8/1/34 (g)	2,011	1,994
4.5% 7/1/35 (g)	1,465	1,455
4.502% 7/1/34 (g)	2,842	2,814
4.503% 2/1/35 (g)	476	478
4.505% 2/1/35 (g)	3,208	3,233
4.511% 2/1/35 (g)	283	284
4.516% 10/1/35 (g)	327	325
4.52% 1/1/35 (g)	672	669
4.522% 7/1/35 (g)	1,936	1,929
4.523% 8/1/35 (g)	1,325	1,323
4.542% 6/1/35 (g)	1,865	1,859
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.567% 2/1/35 (g)	$ 325	$ 320
4.575% 2/1/35 (g)	2,683	2,648
4.582% 2/1/35 (g)	2,594	2,572
4.588% 11/1/34 (g)	329	326
4.63% 9/1/35 (g)	4,180	4,152
4.647% 3/1/35 (g)	3,885	3,906
4.664% 7/1/35 (g)	4,371	4,329
4.702% 6/1/35 (g)	4,713	4,714
4.706% 10/1/34 (g)	2,109	2,092
4.719% 3/1/35 (g)	197	199
4.725% 7/1/34 (g)	1,602	1,591
4.732% 12/1/34 (g)	257	255
4.766% 12/1/34 (g)	615	610
4.774% 10/1/35 (g)	4,032	3,983
4.782% 2/1/35 (g)	2,389	2,366
4.786% 8/1/35 (g)	2,459	2,426
4.787% 3/1/35 (g)	2,805	2,777
4.795% 9/1/34 (g)	10,131	10,059
4.804% 3/1/35 (g)	3,461	3,427
4.806% 11/1/34 (g)	1,751	1,737
4.812% 2/1/33 (g)	818	824
4.814% 10/1/35 (g)	2,387	2,382
4.828% 9/1/34 (g)	2,068	2,054
4.836% 9/1/34 (g)	1,707	1,697
4.84% 1/1/35 (g)	11,587	11,502
4.84% 10/1/35 (g)	1,787	1,774
4.868% 7/1/34 (g)	3,060	3,044
4.868% 8/1/34 (g)	2,210	2,198
4.869% 7/1/35 (g)	9,878	9,796
4.87% 5/1/33 (g)	24	24
4.881% 8/1/34 (g)	487	487
4.885% 9/1/34 (g)	195	194
4.888% 10/1/35 (g)	1,553	1,551
4.924% 2/1/35 (g)	6,085	6,045
4.947% 8/1/34 (g)	6,475	6,451
4.968% 4/1/35 (g)	1,646	1,649
4.977% 11/1/35 (g)	41,107	40,784
5% 3/1/18 to 10/1/18	12,133	11,859
5% 9/1/34 (g)	8,237	8,208
5.025% 7/1/34 (g)	252	252
5.059% 5/1/35 (g)	3,186	3,211
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.084% 9/1/34 (g)	$ 638	$ 637
5.095% 5/1/35 (g)	2,032	2,044
5.131% 1/1/36 (g)	5,123	5,119
5.153% 9/1/35 (g)	20,292	20,158
5.163% 5/1/35 (g)	2,123	2,114
5.165% 8/1/33 (g)	770	771
5.165% 9/1/35 (g)	13,235	13,153
5.17% 6/1/35 (g)	2,249	2,261
5.175% 3/1/35 (g)	302	302
5.268% 11/1/36 (g)	2,831	2,835
5.306% 2/1/36 (g)	8,548	8,525
5.307% 2/1/36 (g)	2,960	2,952
5.31% 2/1/36 (g)	21,379	21,316
5.315% 7/1/35 (g)	279	281
5.328% 12/1/34 (g)	803	803
5.329% 1/1/34 (g)	434	435
5.371% 2/1/36 (g)	1,079	1,080
5.402% 11/1/35 (g)	3,715	3,714
5.489% 4/1/36 (g)	29,203	29,263
5.5% 3/1/13 to 9/1/24	57,875	57,546
5.504% 5/1/36 (g)	4,168	4,186
5.517% 5/1/36 (g)	2,137	2,144
5.532% 11/1/36 (g)	5,701	5,712
5.814% 1/1/36 (g)	5,493	5,515
5.837% 3/1/36 (g)	8,527	8,576
5.93% 4/1/36 (g)	4,934	4,969
6% 4/1/24	21,813	21,892
6.074% 9/1/36 (g)	3,908	3,941
6.08% 4/1/36 (g)	1,431	1,442
6.18% 4/1/36 (g)	3,334	3,368
6.5% 11/1/11 to 3/1/35	39,239	40,176
6.606% 9/1/36 (g)	11,316	11,450
6.729% 9/1/36 (g)	42,187	42,851
7% 12/1/07 to 5/1/32	4,899	5,045
7.5% 6/1/12 to 11/1/31	289	296
11.5% 11/1/15	129	138
TOTAL FANNIE MAE		613,729
Freddie Mac - 2.8%
3.977% 3/1/34 (g)	5,776	5,677
4.081% 1/1/35 (g)	694	692
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.166% 1/1/34 (g)	$ 8,159	$ 8,046
4.262% 3/1/34 (g)	5,716	5,637
4.288% 2/1/35 (g)	1,525	1,524
4.29% 3/1/35 (g)	653	649
4.299% 12/1/34 (g)	878	861
4.377% 2/1/35 (g)	920	902
4.406% 8/1/35 (g)	15,861	15,726
4.425% 3/1/35 (g)	848	831
4.427% 2/1/34 (g)	702	695
4.429% 6/1/35 (g)	998	992
4.456% 3/1/35 (g)	862	846
4.541% 2/1/35 (g)	1,455	1,429
4.777% 3/1/33 (g)	278	282
4.91% 11/1/35 (g)	3,705	3,688
4.926% 9/1/35 (g)	4,249	4,199
4.991% 4/1/35 (g)	3,592	3,603
5.141% 8/1/36 (g)	3,461	3,452
5.192% 1/1/36 (g)	3,466	3,457
5.28% 6/1/35 (g)	2,598	2,588
5.363% 12/1/35 (g)	30,154	30,016
5.5% 7/1/23 to 4/1/24	14,024	13,784
5.566% 1/1/36 (g)	7,945	7,937
5.571% 12/1/35 (g)	5,583	5,587
5.584% 5/1/36 (g)	10,933	10,922
5.775% 1/1/37 (g)	6,735	6,770
5.893% 6/1/35 (g)	1,784	1,823
6.758% 9/1/36 (g)	39,818	40,317
6.767% 9/1/36 (g)	8,985	9,117
7.5% 7/1/34	15,971	16,796
8.5% 5/1/27 to 7/1/28	445	478
12% 11/1/19	38	43
TOTAL FREDDIE MAC		209,366
Government National Mortgage Association - 0.1%
3.75% 1/20/34 (g)	4,623	4,592
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
4.25% 7/20/34 (g)	$ 1,142	$ 1,134
7% 11/15/27 to 8/15/32	5,297	5,521
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		11,247
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $837,015)		834,342
Asset-Backed Securities - 16.5%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34	3,293	3,125
Series 2004-2 Class A2, 5.62% 7/25/34 (g)	7,041	7,055
Series 2004-4 Class A2D, 5.67% 1/25/35 (g)	777	779
ACE Securities Corp.:
Series 2003-HE1:
Class M1, 5.97% 11/25/33 (g)	1,852	1,856
Class M2, 7.02% 11/25/33 (g)	1,045	1,051
Series 2004-OP1 Class M1, 5.84% 4/25/34 (g)	808	808
Series 2006-OP1 Class M1, 5.6% 4/25/36 (g)	8,000	7,995
Aesop Funding II LLC Series 2005-1A Class A1, 3.95% 4/20/08 (c)	8,000	7,913
American Express Credit Account Master Trust Series 2004-C Class C, 5.82% 2/15/12 (c)(g)	4,453	4,464
AmeriCredit Automobile Receivables Trust:
Series 2004-1:
Class C, 4.22% 7/6/09	657	654
Class D, 5.07% 7/6/10	5,065	5,038
Series 2004-CA Class A4, 3.61% 5/6/11	2,471	2,432
Series 2005-1 Class D, 5.04% 5/6/11	9,500	9,427
Series 2005-CF Class A4, 4.63% 6/6/12	11,130	11,024
Series 2005-DA Class A4, 5.02% 11/6/12	15,975	15,861
Series 2006-1 Class D, 5.49% 4/6/12	4,635	4,616
Series 2006-RM Class A1, 5.37% 10/6/09	14,000	13,999
Ameriquest Mortgage Securities, Inc.:
Series 2004-R10 Class M1, 6.02% 11/25/34 (g)	5,485	5,504
Series 2004-R11 Class M1, 5.98% 11/25/34 (g)	8,015	8,042
Series 2006-M3:
Class M7, 6.17% 10/25/36 (g)	5,044	4,468
Class M9, 7.32% 10/25/36 (g)	3,231	3,021
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 5.65% 6/25/32 (g)	697	698
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
ARG Funding Corp. Series 2005-1A Class A1, 4.02% 4/20/09 (c)	$ 15,900	$ 15,742
Argent Securities, Inc.:
Series 2003-W3 Class M2, 7.12% 9/25/33 (g)	14,400	14,476
Series 2003-W7:
Class A2, 5.71% 3/1/34 (g)	345	346
Class M1, 6.01% 3/1/34 (g)	11,700	11,754
Series 2003-W9 Class M1, 6.01% 3/25/34 (g)	7,036	7,071
Series 2004-W11 Class M2, 6.02% 11/25/34 (g)	3,030	3,053
Series 2004-W5 Class M1, 5.92% 4/25/34 (g)	3,990	4,013
Series 2006-M1 Class M7, 6.32% 7/25/36 (g)	4,400	3,652
Arran Funding Ltd. Series 2005-A Class C, 5.64% 12/15/10 (g)	14,290	14,287
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE3 Class M2, 6.44% 6/25/34 (g)	3,325	3,341
Series 2005-HE2:
Class M1, 5.77% 3/25/35 (g)	7,116	7,132
Class M2, 5.82% 3/25/35 (g)	1,780	1,785
Series 2005-HE3 Class A4, 5.52% 4/25/35 (g)	630	630
Series 2006-HE2 Class M3, 5.71% 3/25/36 (g)	3,195	3,193
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 5.77% 2/28/44 (g)	2,591	2,593
Bear Stearns Asset Backed Securities, Inc. Series 2004-HE8 Class M1, 5.97% 9/25/34 (g)	7,205	7,222
BMW Vehicle Owner Trust Series 2005-A Class B, 4.42% 4/25/11	3,965	3,923
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 5.695% 6/15/10 (g)	4,675	4,692
Series 2006-1 Class B, 5.26% 10/15/10	2,055	2,045
Series 2006-SN1A:
Class B, 5.5% 4/20/10 (c)	1,030	1,028
Class C, 5.77% 5/20/10 (c)	990	992
Class D, 6.15% 4/20/11 (c)	1,680	1,691
Series 2007-1 Class B, 5.15% 9/17/12	5,755	5,691
Series 2007-SN1 Class D, 6.05% 1/17/12	3,985	3,985
Capital One Auto Finance Trust Series 2005-BSS:
Class B, 4.32% 5/15/10	5,385	5,346
Class D, 4.8% 9/15/12	4,585	4,542
Capital One Master Trust:
Series 2001-1 Class B, 5.83% 12/15/10 (g)	8,715	8,734
Series 2001-6 Class C, 6.7% 6/15/11 (c)	13,900	14,081
Capital One Prime Auto Receivable Trust Series 2005-1 Class B, 4.58% 8/15/12	7,118	7,003
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Carmax Auto Owner Trust Series 2006-2 Class C, 5.53% 3/15/13	$ 5,185	$ 5,174
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 7.32% 8/25/36 (c)(g)	890	587
Caterpillar Financial Asset Trust Series 2006-A:
Class A3, 5.57% 5/25/10	12,300	12,331
Class B, 5.71% 6/25/12	13,600	13,596
CDC Mortgage Capital Trust Series 2002-HE2 Class M1, 6.37% 1/25/33 (g)	3,335	3,336
Chase Auto Owner Trust Series 2006-B Class B, 5.24% 4/15/14	6,470	6,451
Chase Credit Card Master Trust Series 2003-6 Class B, 5.67% 2/15/11 (g)	9,850	9,899
Chase Issuance Trust:
Series 2004-C3 Class C3, 5.79% 6/15/12 (g)	13,025	13,081
Series 2006-C3 Class C3, 5.55% 6/15/11 (g)	12,500	12,502
CIT Equipment Collateral Trust:
Series 2006-VT1:
Class A3, 5.13% 12/21/08	12,130	12,103
Class B, 5.23% 2/20/13	2,571	2,566
Class D, 5.48% 2/20/13	2,857	2,854
Series 2006-VT2 Class A3, 5.07% 2/20/10	23,085	22,988
Citibank Credit Card Issuance Trust Series 2007-B2 Class B2, 5% 4/2/12	23,445	23,364
Citigroup Mortgage Loan Trust, Inc. Series 2003-HE4 Class A, 5.73% 12/25/33 (c)(g)	4,275	4,275
CNH Equipment Trust:
Series 2005-B Class B, 4.57% 7/16/12	3,195	3,098
Series 2007-A Class A3, 4.98% 10/15/10	12,650	12,582
College Loan Corp. Trust I Series 2006-1 Class AIO, 10% 7/25/08 (i)	24,670	2,930
Countrywide Home Loans, Inc.:
Series 2004-2:
Class 3A4, 5.57% 7/25/34 (g)	419	420
Class M1, 5.82% 5/25/34 (g)	5,200	5,210
Series 2004-3 Class 3A4, 5.57% 8/25/34 (g)	1,695	1,696
Series 2004-4:
Class A, 5.69% 8/25/34 (g)	310	310
Class M2, 5.85% 6/25/34 (g)	4,405	4,416
Series 2005-1 Class M1, 5.74% 8/25/35 (g)	2,755	2,765
CPS Auto Receivables Trust:
Series 2006-A Class A2, 5.22% 1/15/10 (c)	1,418	1,417
Series 2006-B Class A3, 5.73% 6/15/16 (c)	5,720	5,744
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-FIX1 Class A2, 4.31% 5/25/35	$ 5,097	$ 5,017
Credit-Based Asset Backed Servicing and Securitization Mortgage Loan Certificates Series 2006-SC1 Class A, 5.59% 5/25/36 (c)(g)	6,704	6,706
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A Class C, 5.074% 6/15/35 (c)	3,662	3,596
DaimlerChrysler Auto Trust:
Series 2004-B Class B, 3.89% 1/8/11	3,230	3,195
Series 2006-C Class A2, 5.25% 5/8/09	7,779	7,776
Discover Card Master Trust I Series 2003-4 Class B1, 5.65% 5/16/11 (g)	11,240	11,284
Diversified REIT Trust Series 2000-1A:
Class A2, 6.971% 3/8/10 (c)	3,925	3,997
Class E, 6.971% 3/8/10 (c)	4,135	4,232
Drive Auto Receivables Trust:
Series 2005-1 Class A3, 3.75% 4/15/09 (c)	59	59
Series 2005-3 Class A3, 4.99% 10/15/10 (c)	8,164	8,136
Series 2006-1 Class A3, 5.49% 4/15/11 (c)	7,360	7,360
Series 2006-2 Class A3, 5.33% 4/15/14 (c)	12,295	12,290
DriveTime Auto Owner Trust Series 2006-B Class A3, 5.23% 8/15/12 (c)	8,515	8,529
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 5.57% 5/28/35 (g)	634	635
Class AB3, 5.7181% 5/28/35 (g)	247	247
Fieldstone Mortgage Investment Corp. Series 2006-2:
Class 2A2, 5.49% 7/25/36 (g)	5,670	5,605
Class M1, 5.63% 7/25/36 (g)	11,330	11,042
First Franklin Mortgage Loan Trust Series 2006-FF14:
Class A5, 5.48% 10/25/36 (g)	7,495	7,481
Class M1, 5.58% 10/25/36 (g)	6,665	6,655
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (c)	4,688	4,670
Ford Credit Auto Owner Trust:
Series 2005-A:
Class A4, 3.72% 10/15/09	15,900	15,691
Class B, 3.88% 1/15/10	2,230	2,195
Series 2006-B Class C, 5.68% 6/15/12	9,900	9,899
Series 2006-C Class C, 5.47% 9/15/12	6,400	6,331
Franklin Auto Trust:
Series 2006-1 Class A3, 5.04% 1/20/11	8,400	8,359
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Franklin Auto Trust: - continued
Series 2007-1:
Class A4, 5.03% 2/16/15	$ 7,985	$ 7,884
Class C, 5.43% 2/16/15	9,790	9,653
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 5.77% 2/25/34 (g)	468	468
Class M2, 5.82% 2/25/34 (g)	800	800
Series 2004-D:
Class M4, 6.27% 11/25/34 (g)	1,160	1,160
Class M5, 6.32% 11/25/34 (g)	965	964
Series 2006-A:
Class M1, 5.62% 5/25/36 (g)	10,000	9,996
Class M2, 5.64% 5/25/36 (g)	6,000	5,986
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	5,228	5,161
GE Business Loan Trust Series 2005-2 Class IO, 0.5242% 9/15/17 (c)(i)	448,795	3,506
GE Capital Credit Card Master Note Trust Series 2007-1 Class B, 4.95% 3/15/13	16,195	16,014
Greenpoint Credit LLC Series 2001-1 Class 1A, 5.66% 4/20/32 (g)	2,098	2,097
GSAMP Trust:
Series 2002-NC1 Class A2, 5.96% 7/25/32 (g)	26	26
Series 2003-HE2 Class M1, 5.97% 8/25/33 (g)	2,985	2,988
Series 2004-HE1 Class M1, 5.87% 5/25/34 (g)	1,880	1,880
Series 2005-MTR1 Class A1, 5.46% 10/25/35 (g)	4,400	4,398
Series 2006-NC2 Class M4, 5.67% 6/25/36 (g)	9,945	9,896
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 6.4% 5/25/30 (c)(g)	8,243	8,133
Series 2006-3:
Class B, 5.72% 9/25/46 (c)(g)	3,350	3,317
Class C, 5.87% 9/25/46 (c)(g)	8,400	8,232
Harwood Street Funding I LLC Series 2004-1A Class CTFS, 7.32% 9/20/09 (c)(g)	14,800	14,643
Home Equity Asset Trust:
Series 2002-2 Class A4, 5.67% 6/25/32 (g)	33	33
Series 2003-3 Class A4, 5.78% 2/25/33 (g)	2	2
Series 2003-5:
Class A2, 5.67% 12/25/33 (g)	183	183
Class M2, 7.05% 12/25/33 (g)	950	953
Series 2003-7 Class A2, 5.7% 3/25/34 (g)	19	19
Series 2003-8 Class M1, 6.04% 4/25/34 (g)	2,854	2,858
Series 2004-1 Class M2, 6.52% 6/25/34 (g)	3,075	3,094
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust: - continued
Series 2004-3:
Class M1, 5.89% 8/25/34 (g)	$ 1,139	$ 1,141
Class M2, 6.52% 8/25/34 (g)	2,220	2,231
Series 2004-6 Class A2, 5.67% 12/25/34 (g)	451	451
Household Automotive Trust Series 2004-1 Class A4, 3.93% 7/18/11	4,433	4,373
HSBC Automotive Trust Series 2006-2 Class A4, 5.67% 6/17/13	16,500	16,591
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 5.78% 1/20/35 (g)	1,034	1,035
Class M2, 5.81% 1/20/35 (g)	775	776
Series 2005-3 Class A1, 5.58% 1/20/35 (g)	6,459	6,456
Hyundai Auto Receivables Trust:
Series 2005-A:
Class B, 4.2% 2/15/12	4,245	4,180
Class C, 4.22% 2/15/12	720	712
Series 2006-1:
Class B, 5.29% 11/15/12	690	688
Class C, 5.34% 11/15/12	895	893
Series 2006-B Class C, 5.25% 5/15/13	3,225	3,208
John Deere Owner Trust Series 2006-A Class A3, 5.38% 7/15/10	14,905	14,904
JPMorgan Auto Receivables Trust Series 2006-A:
Class B, 5.36% 12/15/14 (c)	2,380	2,374
Class C, 5.61% 12/15/14 (c)	8,415	8,448
Lancer Funding Ltd. Series 2006-1A Class A3, 7.055% 4/6/46 (c)(g)	3,845	3,749
Long Beach Mortgage Loan Trust Series 2006-6:
Class 2A3, 5.47% 7/25/36 (g)	10,340	10,294
Class M4, 5.68% 7/25/36 (g)	3,065	3,024
Class M5, 5.71% 7/25/36 (g)	1,915	1,828
Class M6, 5.77% 7/25/36 (g)	1,915	1,773
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (c)	3,361	3,307
Series 2006-1A:
Class B, 5.827% 4/20/28 (c)	959	962
Class C, 6.125% 4/20/28 (c)	959	963
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 5.36% 9/15/10 (g)	8,000	8,019
Series 2000-L Class B, 5.82% 4/15/10 (g)	3,350	3,355
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 5.82% 7/25/34 (g)	$ 1,985	$ 1,986
Merrill Lynch Mortgage Investors, Inc. Series 2003-OPT1 Class M1, 5.97% 7/25/34 (g)	6,480	6,507
Morgan Stanley ABS Capital I, Inc.:
Series 2004-HE6 Class A2, 5.66% 8/25/34 (g)	711	713
Series 2004-WMC3 Class M5, 6.27% 1/25/35 (g)	5,425	5,444
Series 2006-HE4 Class M4, 5.67% 6/25/36 (g)	6,060	6,017
Series 2006-NC4 Class A2D, 5.56% 6/25/36 (g)	7,135	7,153
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 6.82% 1/25/32 (g)	1,050	1,051
Series 2002-AM3 Class A3, 5.81% 2/25/33 (g)	470	471
Series 2002-NC1 Class M1, 6.52% 2/25/32 (c)(g)	2,937	2,939
Series 2003-NC1 Class M1, 6.895% 11/25/32 (g)	2,410	2,412
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (c)(g)(i)	7,900	1,734
National Collegiate Student Loan Trust:
Series 2004-1 Class AIO, 5.5% 4/25/11 (i)	13,850	2,495
Series 2004-2 Class AIO, 9.75% 10/25/14 (i)	7,415	2,681
Series 2005-2 Class AIO, 7.73% 3/25/12 (i)	4,760	947
Series 2005-3W Class AIO1, 4.8% 7/25/12 (i)	15,875	2,194
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (i)	3,500	561
Series 2006-2 Class AIO, 6% 8/25/11 (i)	3,700	805
Series 2006-3 Class AIO, 7.1% 1/25/12 (i)	26,140	7,169
Series 2006-4 Class AI0, 6.35% 2/27/12 (i)	4,670	1,198
Navistar Financial Corp. Owner Trust Series 2005-A Class A4, 4.43% 1/15/14	4,445	4,359
Newcastle CDO VIII Series 2006-8A Class 4, 5.92% 11/1/52 (c)(g)	5,300	5,146
Nissan Auto Lease Trust Series 2005-A Class A3, 4.7% 10/15/08	7,349	7,334
Nissan Auto Receivables Owner Trust Series 2005-A Class A4, 3.82% 7/15/10	4,730	4,656
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 4.74% 10/30/45	6,550	6,489
NovaStar Mortgage Funding Trust Series 2006-2 Class M1, 5.59% 6/25/36 (g)	7,145	7,136
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69% 5/15/09	866	864
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-4 Class A2A1, 5.44% 8/25/36 (g)	3,603	3,602
Park Place Securities, Inc.:
Series 2004 WWF1 Class M4, 6.42% 1/25/35 (g)	7,490	7,523
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Park Place Securities, Inc.: - continued
Series 2004-WCW1:
Class M1, 5.95% 9/25/34 (g)	$ 2,590	$ 2,607
Class M2, 6% 9/25/34 (g)	1,545	1,554
Class M3, 6.57% 9/25/34 (g)	2,950	2,974
Series 2004-WCW2:
Class A2, 5.7% 10/25/34 (g)	79	79
Class M3, 5.87% 7/25/35 (g)	2,190	2,198
Series 2004-WHQ2 Class A3E, 5.74% 2/25/35 (g)	1,080	1,082
Series 2004-WWF1:
Class M2, 6% 2/25/35 (g)	8,715	8,796
Class M3, 6.06% 2/25/35 (g)	1,075	1,083
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1:
Class M4, 5.68% 9/25/36 (g)	8,037	7,993
Class M5, 5.71% 9/25/36 (g)	4,005	3,973
People's Choice Home Loan Securities Trust Series 2005-1 Class M4, 6.22% 1/25/35 (g)	1,650	1,653
Pinnacle Capital Asset Trust Series 2006-A:
Class B, 5.51% 9/25/09 (c)	3,550	3,543
Class C, 5.77% 5/25/10 (c)	3,300	3,291
Providian Master Note Trust Series 2006-B1A Class B1, 5.35% 3/15/13 (c)	10,210	10,181
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (c)	7,525	7,345
Residential Asset Mortgage Products, Inc.:
Series 2003-RS9 Class MII2, 7.12% 10/25/33 (g)	1,127	1,131
Series 2003-RZ2 Class A1, 3.6% 4/25/33	1,558	1,509
Series 2004-RS10 Class MII2, 6.57% 10/25/34 (g)	10,200	10,311
Series 2005-SP2 Class 1A1, 5.47% 5/25/44 (g)	1,170	1,170
Santander Drive Auto Receivables Trust Series 2007-1 Class A3, 5.05% 9/15/11	16,825	16,722
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 5.84% 2/25/34 (g)	2,889	2,895
Sierra Timeshare Receivables Fund LLC Series 2006-1A Class A1, 5.84% 5/20/18 (c)	5,514	5,537
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 5.5549% 6/15/21 (g)	8,200	8,258
Series 2004-A:
Class B, 5.9349% 6/15/33 (g)	2,100	2,134
Class C, 6.3049% 6/15/33 (g)	4,915	4,970
Series 2004-B Class C, 6.23% 9/15/33 (g)	8,600	8,659
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
SLMA Student Loan Trust Series 2005-7 Class A3, 4.41% 7/25/25	$ 9,600	$ 9,515
Structured Asset Securities Corp. Series 2005-5N Class 3A1A, 5.62% 11/25/35 (g)	6,977	6,991
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.77% 3/15/11 (c)(g)	11,595	11,653
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 6.52% 6/15/10 (g)	5,350	5,395
Terwin Mortgage Trust Series 2003-4HE Class A1, 5.75% 9/25/34 (g)	367	368
Textron Financial Floorplan Master Note Trust Series 2006-1A Class A, 5.39% 4/13/11 (c)(g)	10,000	10,022
Triad Auto Receivables Owner Trust Series 2006-C Class A3, 5.26% 11/14/11	11,905	11,882
Volkswagen Auto Lease Trust:
Series 2005-A Class A4, 3.94% 10/20/10	13,930	13,866
Series 2006-A Class A3, 5.5% 9/21/09	5,000	5,005
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class D, 5.42% 4/21/14 (c)	18,700	18,606
Series 2007-1 Class D, 5.65% 2/20/13 (d)	14,015	14,013
Wachovia Auto Loan Trust Series 2006-2A:
Class A3, 5.23% 8/22/11 (c)	20,660	20,617
Class D, 5.54% 12/20/12 (c)	11,725	11,708
WFS Financial Owner Trust:
Series 2004-4 Class D, 3.58% 5/17/12	1,354	1,339
Series 2005-1 Class D, 4.09% 8/15/12	1,192	1,181
Series 2005-3 Class C, 4.54% 5/17/13	3,240	3,197
Whinstone Capital Management Ltd. Series 1A Class B3, 6.255% 10/25/44 (c)(g)	9,729	9,729
World Omni Auto Receivables Trust Series 2005-A Class A3, 3.54% 6/12/09	1,651	1,642
TOTAL ASSET-BACKED SECURITIES (Cost $1,246,013)		1,240,597
Collateralized Mortgage Obligations - 11.8%

Private Sponsor - 6.7%
American Home Mortgage Assets Trust floater Series 2006-1 Class 2A1, 5.51% 5/25/46 (g)	6,790	6,795
Banc of America Mortgage Securities, Inc.:
Series 2003-I Class 2A6, 4.1545% 10/25/33 (g)	29,245	28,930
Series 2004-J Class 2A1, 4.7773% 11/25/34 (g)	4,270	4,217
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Bear Stearns Adjustable Rate Mortgage Trust floater Series 2005-6 Class 1A1, 5.0854% 8/25/35 (g)	$ 9,022	$ 9,025
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 5.6% 1/25/35 (g)	1,977	1,980
Series 2005-2 Class 1A1, 5.57% 3/25/35 (g)	3,585	3,589
Series 2005-5 Class 1A1, 5.54% 7/25/35 (g)	3,287	3,289
Citigroup Mortgage Loan Trust floater Series 2006-NC1:
Class M4, 5.71% 8/25/36 (g)	7,754	7,716
Class M5, 5.74% 8/25/36 (g)	5,550	5,508
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (c)	2,635	2,204
Countrywide Home Loans, Inc. sequential payer Series 2002-25 Class 2A1, 5.5% 11/27/17	2,531	2,521
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 5.72% 1/25/34 (g)	764	766
Series 2004-2 Class 7A3, 5.72% 2/25/35 (g)	1,920	1,928
Series 2004-4 Class 5A2, 5.72% 3/25/35 (g)	701	703
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 5.69% 5/25/34 (g)	294	295
Series 2004-AR5 Class 11A2, 5.69% 6/25/34 (g)	582	582
Series 2004-AR8 Class 8A2, 5.7% 9/25/34 (g)	542	542
Granite Master Issuer PLC floater:
Series 2005-2 Class C1, 5.86% 12/20/54 (g)	6,750	6,746
Series 2005-4:
Class C1, 5.79% 12/20/54 (g)	2,656	2,656
Class M2, 5.64% 12/20/54 (g)	5,000	5,003
Series 2006-1A Class C2, 5.96% 12/20/54 (c)(g)	4,400	4,400
Series 2006-2:
Class C1, 5.8281% 12/20/54 (g)	11,475	11,464
Class M2, 5.5881% 12/20/54 (g)	3,000	2,995
Series 2006-3:
Class C2, 5.8581% 12/20/54 (g)	8,785	8,785
Class M1, 5.5381% 12/20/54 (g)	9,190	9,190
Series 2006-4:
Class B1, 5.44% 12/20/54 (g)	11,180	11,180
Class C1, 5.73% 12/20/54 (g)	6,835	6,835
Class M1, 5.52% 12/20/54 (g)	2,945	2,945
Granite Mortgages PLC floater:
Series 2003-1 Class 1C, 6.8081% 1/20/43 (g)	4,025	4,067
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Mortgages PLC floater: - continued
Series 2003-3 Class 1C, 6.8081% 1/20/44 (g)	$ 3,650	$ 3,694
GSAMP Trust Series 2007-AR2 Class 2A1, 4.853% 4/25/35 (g)	4,418	4,367
GSR Mortgage Loan Trust Series 2006-AR2 Class 4A1, 5.8537% 4/25/36 (g)	22,537	22,470
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 5.77% 10/25/34 (g)	3,006	3,018
Impac CMB Trust floater:
Series 2004-6 Class 1A2, 5.71% 10/25/34 (g)	931	931
Series 2004-9:
Class M2, 5.97% 1/25/35 (g)	968	970
Class M3, 6.02% 1/25/35 (g)	717	718
Class M4, 6.37% 1/25/35 (g)	366	366
Series 2005-1:
Class M1, 5.78% 4/25/35 (g)	1,089	1,089
Class M2, 5.82% 4/25/35 (g)	1,901	1,902
Class M3, 5.85% 4/25/35 (g)	467	468
JP Morgan Mortgage Trust:
Series 2005-A8 Class 2A3, 4.9513% 11/25/35 (g)	1,715	1,678
Series 2006-A2 Class 5A1, 3.7551% 11/25/33 (g)	21,868	21,567
Series 2007-A1:
Class 3A2, 5.0105% 7/25/35 (g)	17,737	17,513
Class 7A3, 5.3012% 7/25/35 (g)	26,760	26,375
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.71% 9/26/45 (c)(g)	2,227	2,234
Lehman XS Trust floater Series 2006-GP1 Class A1, 5.41% 5/25/46 (g)	8,231	8,227
MASTR Adjustable Rate Mortgages Trust floater Series 2005-1 Class 1A1, 5.59% 3/25/35 (g)	862	862
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	1,063	1,051
MASTR Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2377% 8/25/17 (g)	3,513	3,558
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A Class 2A1, 5.71% 3/25/28 (g)	3,280	3,292
Series 2003-F Class A2, 5.6538% 10/25/28 (g)	3,486	3,490
Series 2004-B Class A2, 5.6388% 6/25/29 (g)	2,421	2,422
Series 2004-C Class A2, 5.67% 7/25/29 (g)	3,113	3,116
Series 2004-D Class A2, 5.6738% 9/25/29 (g)	2,552	2,554
Series 2005-B Class A2, 5.61% 7/25/30 (g)	1,641	1,642
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch Mortgage Investors, Inc.: - continued
Series 2003-E Class XA1, 1% 10/25/28 (g)(i)	$ 19,295	$ 62
Series 2003-G Class XA1, 1% 1/25/29 (i)	15,846	83
Series 2003-H Class XA1, 1% 1/25/29 (i)	12,537	73
MortgageIT Trust floater Series 2004-2:
Class A1, 5.69% 12/25/34 (g)	2,906	2,908
Class A2, 5.77% 12/25/34 (g)	3,933	3,963
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.61% 7/25/35 (g)	6,475	6,498
Permanent Financing No. 5 PLC floater Series 2 Class A, 5.45% 6/10/11 (g)	9,403	9,403
Permanent Financing No. 9 PLC floater Series 9A:
Class 2C, 5.72% 6/10/42 (c)(g)	4,465	4,465
Class 3C, 5.84% 6/10/42 (c)(g)	3,845	3,845
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 5.7556% 7/17/42 (g)	19,995	19,993
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	2,704	2,724
Series 2005-AR5 Class 1A1, 4.814% 9/19/35 (g)	2,564	2,571
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 5.42% 2/25/36 (c)(g)	3,924	3,924
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (c)	2,104	2,026
Sasco Net Interest Margin Trust Series 2006-BC1A Class A, 6.25% 3/27/36 (c)	1,499	593
SBA CMBS Trust Series 2005-1A:
Class D, 6.219% 11/15/35 (c)	5,280	5,294
Class E, 6.706% 11/15/35 (c)	1,410	1,409
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (c)(i)	16,441	54
Sequoia Mortgage Trust:
floater:
Series 2003-5 Class A2, 5.72% 9/20/33 (g)	1,216	1,216
Series 2004-3 Class A, 5.5706% 5/20/34 (g)	2,661	2,661
Series 2004-4 Class A, 5.6206% 5/20/34 (g)	2,314	2,314
Series 2004-5 Class A3, 5.6409% 6/20/34 (g)	2,463	2,462
Series 2004-6 Class A3A, 5.6675% 6/20/35 (g)	1,748	1,750
Series 2004-8 Class A2, 5.755% 9/20/34 (g)	2,300	2,306
Series 2005-1 Class A2, 5.6406% 2/20/35 (g)	1,956	1,962
Series 2003-8 Class X1, 0.8% 1/20/34 (g)(i)	70,791	102
Series 2004-1 Class X1, 0.8% 2/20/34 (i)	15,859	15
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Structured Adjustable Rate Mortgage Loan Trust floater Series 2005-10 Class A1, 5.52% 6/25/35 (g)	$ 1,686	$ 1,686
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.1991% 10/20/35 (g)	1,370	1,361
WaMu Mortgage pass-thru certificates:
floater Series 2006-AR7 Class C1B1, 5.38% 7/25/46 (g)	4,818	4,818
Series 2007-HY1 Class 4A1, 5.4859% 2/25/37 (g)	11,853	11,773
WaMu Mortgage Securities Corp. sequential payer Series 2003-MS9 Class 2A1, 7.5% 12/25/33	775	794
Wells Fargo Mortgage Backed Securities Trust:
sequential payer Series 2006-AR10 Class 5A5, 5.5996% 7/25/36 (g)	13,300	13,309
Series 2003-14 Class 1A1, 4.75% 12/25/18	5,651	5,428
Series 2004-M Class A3, 4.6655% 8/25/34 (g)	2,224	2,214
Series 2005-AR10 Class 2A2, 4.1092% 6/25/35 (g)	22,895	22,538
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	16,879	16,574
Series 2005-AR4 Class 2A2, 4.5246% 4/25/35 (g)	27,900	27,394
Series 2006-AR8 Class 2A6, 5.2413% 4/25/36 (g)	14,165	13,976
TOTAL PRIVATE SPONSOR		502,971
U.S. Government Agency - 5.1%
Fannie Mae planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	4,762	4,816
Series 2006-53 Class WB, 6% 12/25/31	7,925	7,945
Series 2006-64 Class PA, 5.5% 2/25/30	35,713	35,610
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2003-113 Class PJ, 3.5% 2/25/13	6,917	6,809
Series 2003-122 Class TU, 4% 5/25/16	8,689	8,569
Series 2005-67 Class HD, 5.5% 12/25/30	11,138	11,079
Series 2006-4 Class PB, 6% 9/25/35	20,000	20,040
Series 2006-49 Class CA, 6% 2/25/31	32,627	32,666
Series 2006-54 Class PE, 6% 2/25/33	9,993	10,017
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	4,879	4,921
Series 2002-56 Class MC, 5.5% 9/25/17	3,586	3,569
Series 2003-123 Class AB, 4% 10/25/16	9,605	9,283
Series 2003-76 Class BA, 4.5% 3/25/18	14,219	13,752
Series 2004-3 Class BA, 4% 7/25/17	574	552
Series 2004-45 Class AV, 4.5% 10/25/22	4,817	4,772
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
sequential payer:
Series 2004-86 Class KC, 4.5% 5/25/19	$ 2,493	$ 2,411
Series 2004-91 Class AH, 4.5% 5/25/29	5,113	4,956
Freddie Mac sequential payer:
Series 2114 Class ZM, 6% 1/15/29	2,243	2,262
Series 2508 Class UL, 5% 12/15/16	4,259	4,211
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2382 Class MB, 6% 11/15/16	7,800	7,874
Series 2394 Class KD, 6% 12/15/16	4,366	4,392
Series 2417 Class EH, 6% 2/15/17	2,558	2,581
Series 2489 Class PD, 6% 2/15/31	768	768
Series 2535 Class PC, 6% 9/15/32	7,357	7,376
Series 2617 Class TH, 4.5% 5/15/15	9,310	9,165
Series 2625 Class QX, 2.25% 3/15/22	569	562
Series 2640 Class QG, 2% 4/15/22	711	702
Series 2645 Class PW, 3.25% 7/15/26	24,179	23,430
Series 2656 Class BW, 4.5% 4/15/28	9,330	9,160
Series 2690 Class PD, 5% 2/15/27	12,140	12,006
Series 2702 Class AB, 4.5% 7/15/27	22,260	21,803
Series 2755 Class LC, 4% 6/15/27	9,078	8,762
Series 2901 Class UM, 4.5% 1/15/30	19,986	19,456
Series 3018 Class UD, 5.5% 9/15/30	6,819	6,788
sequential payer:
Series 2523 Class JB, 5% 6/15/15	2,779	2,766
Series 2609 Class UJ, 6% 2/15/17	5,469	5,522
Series 2635 Class DG, 4.5% 1/15/18	16,000	15,495
Series 2780 Class A, 4% 12/15/14	14,202	13,792
Series 2786 Class GA, 4% 8/15/17	6,635	6,374
Series 2809 Class UA, 4% 12/15/14	2,645	2,599
Series 2970 Class YA, 5% 9/15/18	6,583	6,504
Series 3077 Class GA, 4.5% 8/15/19	10,571	10,268
Ginnie Mae guaranteed REMIC pass-thru securities planned amortization class Series 2002-5 Class PD, 6.5% 5/16/31	1,052	1,055
TOTAL U.S. GOVERNMENT AGENCY		387,440
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $894,377)		890,411
Commercial Mortgage Securities - 7.7%
	Principal Amount (000s)	Value (000s)
280 Park Avenue Trust floater Series 2001-280 Class X1, 1.0004% 2/3/11 (c)(g)(i)	$ 82,923	$ 2,630
Asset Securitization Corp.:
sequential payer Series 1995-MD4 Class A1, 7.1% 8/13/29	74	74
Series 1997-D5 Class PS1, 1.6524% 2/14/43 (g)(i)	46,836	1,538
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-5 Class A1, 5.185% 7/10/11	3,531	3,508
Series 2006-5 Class XP, 0.832% 9/10/47 (i)	114,444	3,369
Series 2006-6 Class XP, 0.6057% 10/10/45 (g)(i)	182,073	3,916
Series 2007-2 Class A1, 5.421% 1/10/12	5,865	5,866
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2005-1 Class A2, 4.64% 11/10/42	7,506	7,458
Series 2002-2 Class XP, 2.0046% 7/11/43 (c)(g)(i)	38,632	1,508
Series 2004-6 Class XP, 0.7116% 12/10/42 (g)(i)	50,778	867
Series 2005-4 Class XP, 0.3401% 7/10/45 (g)(i)	65,046	571
Banc of America Large Loan, Inc.:
floater:
Series 2003-BBA2 Class K, 7.92% 11/15/15 (c)(g)	681	687
Series 2006-ESH:
Class A, 6.18% 7/14/11 (c)(g)	5,752	5,740
Class B, 6.28% 7/14/11 (c)(g)	2,868	2,860
Class C, 6.43% 7/14/11 (c)(g)	5,745	5,728
Class D, 7.06% 7/14/11 (c)(g)	3,291	3,291
Series 2006-LAQ:
Class H, 6% 2/9/21 (g)	2,790	2,793
Class J, 6.09% 2/9/21 (g)	2,010	2,024
Class K, 6.32% 2/9/21 (g)	5,575	5,526
Series 2006-LAQ Class X1, 0.6749% 2/9/21 (c)(g)(i)	521,349	930
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class A, 5.9% 12/25/33 (c)(g)	7,358	7,366
Series 2004-1:
Class A, 5.68% 4/25/34 (c)(g)	3,668	3,671
Class B, 7.22% 4/25/34 (c)(g)	381	379
Class M1, 5.88% 4/25/34 (c)(g)	333	334
Class M2, 6.52% 4/25/34 (c)(g)	286	286
Series 2004-2:
Class A, 5.75% 8/25/34 (c)(g)	3,590	3,597
Class M1, 5.9% 8/25/34 (c)(g)	1,159	1,161
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2004-3:
Class A1, 5.69% 1/25/35 (c)(g)	$ 4,028	$ 4,033
Class A2, 5.74% 1/25/35 (c)(g)	566	567
Series 2005-4A:
Class A2, 5.71% 1/25/36 (c)(g)	5,772	5,783
Class B1, 6.72% 1/25/36 (c)(g)	437	436
Class M1, 5.77% 1/25/36 (c)(g)	1,836	1,839
Class M2, 5.79% 1/25/36 (c)(g)	612	612
Class M3, 5.82% 1/25/36 (c)(g)	787	785
Class M4, 5.93% 1/25/36 (c)(g)	437	433
Class M5, 5.97% 1/25/36 (c)(g)	437	433
Class M6, 6.02% 1/25/36 (c)(g)	437	432
Series 2006-1:
Class A2, 5.68% 4/25/36 (c)(g)	2,224	2,228
Class M1, 5.7% 4/25/36 (c)(g)	678	671
Class M2, 5.72% 4/25/36 (c)(g)	718	708
Class M3, 5.74% 4/25/36 (c)(g)	616	602
Class M4, 5.84% 4/25/36 (c)(g)	350	342
Class M5, 5.88% 4/25/36 (c)(g)	337	334
Class M6, 5.96% 4/25/36 (c)(g)	744	731
Series 2006-2A:
Class A2, 5.6% 7/25/36 (c)(g)	1,718	1,719
Class B1, 6.19% 7/25/36 (c)(g)	619	595
Class B3, 8.02% 7/25/36 (c)(g)	1,033	934
Class M1, 5.63% 7/25/36 (c)(g)	1,803	1,783
Class M2, 5.65% 7/25/36 (c)(g)	1,268	1,251
Class M3, 5.67% 7/25/36 (c)(g)	997	973
Class M4, 5.74% 7/25/36 (c)(g)	668	649
Class M5, 5.79% 7/25/36 (c)(g)	823	818
Class M6, 5.86% 7/25/36 (c)(g)	1,304	1,219
Series 2007-1:
Class A2, 5.59% 3/25/37 (c)(g)	2,776	2,769
Class B1, 5.99% 3/25/37 (c)(g)	888	863
Class B2:
6.47% 3/25/37 (c)(g)	639	620
6.92% 7/25/37 (c)(g)	1,655	1,655
Class B3, 8.67% 3/25/37 (c)(g)	1,834	1,794
Class M1, 5.59% 3/25/37 (c)(g)	746	742
Class M2, 5.61% 3/25/37 (c)(g)	561	556
Class M3, 5.64% 3/27/37 (c)(g)	498	492
Class M4, 5.69% 3/25/37 (c)(g)	376	366
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-1:
Class M5, 5.74% 3/25/37 (c)(g)	$ 624	$ 607
Class M6, 5.82% 3/25/37 (c)(g)	873	847
Series 2007-3:
Class B1, 6.27% 7/25/37 (c)(g)	635	635
Class B3, 9.32% 7/25/37 (c)(g)	845	845
Class M1, 5.63% 7/25/37 (g)	545	545
Class M2, 5.66% 7/25/37 (g)	585	585
Class M3, 5.69% 7/25/37 (g)	960	960
Class M4, 5.82% 7/25/37 (g)	1,505	1,505
Class M5, 5.92% 7/25/37 (g)	755	755
Class M6, 6.12% 7/25/37 (g)	575	575
Series 2004-1 Class IO, 1.25% 4/25/34 (c)(i)	40,441	1,935
Series 2006-2A Class IO, 0.8495% 7/25/36 (c)(i)	74,542	6,895
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2006-PW12 Class A2, 5.688% 9/11/38	6,640	6,674
Bear Stearns Commercial Mortgage Securities, Inc.:
sequential payer Series 2004-ESA Class A3, 4.741% 5/14/16 (c)	2,375	2,347
Series 2002-TOP8 Class X2, 2.2658% 8/15/38 (c)(g)(i)	42,442	2,417
Series 2003-PWR2 Class X2, 0.6537% 5/11/39 (c)(g)(i)	87,446	1,443
Series 2004-PWR6 Class X2, 0.8166% 11/11/41 (c)(g)(i)	29,833	765
Series 2005-PWR9 Class X2, 0.5521% 9/11/42 (c)(g)(i)	189,329	3,198
Series 2006-PW13 Class A1, 5.294% 9/11/41	13,077	13,035
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.8703% 5/15/35 (c)(g)(i)	168,041	8,526
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A1, 6.1731% 2/12/16 (c)(g)	5,770	5,807
Citigroup Commercial Mortgage Trust:
sequential payer Series 2005-EMG Class A2, 4.2211% 9/20/51 (c)	3,715	3,618
Series 2004-C2 Class XP, 1.134% 10/15/41 (c)(g)(i)	35,724	1,126
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2006-CD2 Class A1, 5.302% 1/15/46	8,131	8,097
Series 2006-CD3 Class X3, 0.6459% 10/15/48 (g)(i)	338,142	7,740
Series 2007-CD4 Class A1, 4.977% 12/11/49	8,338	8,232
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2 Class A1, 5.064% 9/15/11 (g)	4,641	4,584
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM:
floater Series 2002-FL7:
Class D, 5.89% 11/15/14 (c)(g)	$ 554	$ 555
Class H, 7.57% 11/15/14 (c)(g)	6,613	6,621
Series 2004-LBN2 Class X2, 1.1125% 3/10/39 (c)(g)(i)	14,036	343
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class B, 6.2554% 9/15/30 (g)	12,880	12,952
Commercial Mortgage Asset Trust sequential payer Series 1999-C1 Class A3, 6.64% 1/17/32	2,520	2,561
Commercial Mortgage pass-thru certificates Series 2005-LP5 Class XP, 0.5462% 5/10/43 (g)(i)	65,088	789
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class ASP, 0.874% 12/15/39 (g)(i)	259,230	8,750
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A2, 3.516% 1/15/37	11,582	11,330
Series 1998-C1 Class D, 7.17% 5/17/40	4,590	4,783
Series 1999-C1 Class E, 8.146% 9/15/41 (g)	6,370	6,706
Series 2001-CK6 Class AX, 0.645% 9/15/18 (i)	117,869	3,145
Series 2002-CP5 Class A1, 4.106% 12/15/35	8,249	7,994
Series 2003-C3 Class ASP, 1.9444% 5/15/38 (c)(g)(i)	115,576	4,028
Series 2004-C1 Class ASP, 0.9614% 1/15/37 (c)(g)(i)	66,922	1,689
Series 2005-C1 Class ASP, 0.5339% 2/15/38 (c)(g)(i)	323,611	4,372
Series 2005-C2 Class ASP, 0.7509% 4/15/37 (c)(g)(i)	57,210	1,253
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	6,882	7,228
First Union-Lehman Brothers Commercial Mortgage Trust sequential payer Series 1997-C2 Class A3, 6.65% 11/18/29	4,644	4,641
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.6813% 5/15/33 (c)(g)(i)	75,089	2,296
GE Capital Mall Finance Corp. Series 1998-1A Class B2, 7.4977% 9/13/28 (c)(g)	9,550	9,711
GE Commercial Mortgage Corp. sequential payer Series 2004-C3 Class A2, 4.433% 7/10/39	8,525	8,356
Global Signal Trust III Series 2006-1:
Class B, 5.588% 2/15/36	3,040	3,028
Class C, 5.707% 2/15/36	3,755	3,743
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A1, 4.576% 5/10/40	$ 22,419	$ 22,007
Series 2004-C3 Class X2, 0.8584% 12/10/41 (g)(i)	48,414	952
Series 2006-C1 Class XP, 0.3181% 11/10/45 (g)(i)	94,471	758
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB, 5.857% 11/11/19 (c)	4,000	4,002
Series 2003-C2 Class XP, 1.1952% 1/5/36 (c)(g)(i)	94,859	2,320
Series 2005-GG3 Class XP, 0.9655% 8/10/42 (c)(g)(i)	215,019	5,214
GS Mortgage Securities Corp. II sequential payer Series 2003-C1 Class A2A, 3.59% 1/10/40	8,695	8,595
Hilton Hotel Pool Trust:
floater Series 2000-HLTA Class A2, 5.72% 10/3/15 (c)(g)	6,245	6,301
sequential payer Series 2000-HLTA Class A1, 7.055% 10/3/15 (c)	2,080	2,136
Series 2000-HLTA Class D, 7.555% 10/3/15 (c)	4,870	5,133
Host Marriott Pool Trust sequential payer Series 1999-HMTA:
Class A, 6.98% 8/3/15 (c)	1,175	1,194
Class B, 7.3% 8/3/15 (c)	1,980	2,052
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer:
Series 2001-C1 Class A2, 5.464% 10/12/35	5,542	5,534
Series 2006-LDP9 Class A1, 5.17% 5/15/47 (g)	6,971	6,916
Series 2002-C3 Class X2, 1.166% 7/12/35 (c)(g)(i)	32,167	763
Series 2003-CB7 Class X2, 0.9222% 1/12/38 (c)(g)(i)	15,555	323
Series 2003-LN1 Class X2, 0.8238% 10/15/37 (c)(g)(i)	112,535	1,948
Series 2004-C1 Class X2, 1.1569% 1/15/38 (c)(g)(i)	17,271	484
Series 2004-CB8 Class X2, 1.275% 1/12/39 (c)(g)(i)	21,597	695
LB Commercial Conduit Mortgage Trust sequential payer:
Series 1998-C4 Class A1B, 6.21% 10/15/35	9,731	9,782
Series 1999-C1 Class A2, 6.78% 6/15/31	10,024	10,193
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2003-C3 Class A2, 3.086% 5/15/27	7,510	7,350
Series 2006-C6 Class A1, 5.23% 9/15/39	4,294	4,274
Series 2006-C7 Class A1, 5.279% 11/15/38	2,040	2,036
Series 2007-C1 Class A1, 5.391% 2/15/40 (g)	3,022	3,019
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2002-C4 Class XCP, 1.6147% 10/15/35 (c)(g)(i)	$ 66,559	$ 1,923
Series 2002-C7 Class XCP, 1.0846% 1/15/36 (c)(g)(i)	48,955	1,068
Series 2003-C1 Class XCP, 1.471% 12/15/36 (c)(g)(i)	27,710	732
Series 2004-C2 Class XCP, 1.2942% 3/1/36 (c)(g)(i)	48,232	1,372
Series 2004-C6 Class XCP, 0.8715% 8/15/36 (c)(g)(i)	59,860	1,109
Series 2006-C1 Class XCP, 0.5189% 2/15/41 (g)(i)	251,893	4,070
Series 2006-C6 Class XCP, 0.8288% 9/15/39 (g)(i)	152,060	4,792
Series 2007-C1 Class XCP, 0.6547% 2/15/40 (g)(i)	59,120	1,518
Series 2007-C2:
Class A1, 5.226% 2/15/40	2,527	2,515
Class XCP, 0.5106% 2/17/40 (g)(i)	268,394	7,646
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2003-LLFA:
Class J, 7.37% 12/16/14 (c)(g)	5,585	5,588
Class K1, 7.87% 12/16/14 (c)(g)	2,850	2,849
Merrill Lynch Mortgage Trust:
Series 2002-MW1 Class XP, 1.7563% 7/12/34 (c)(g)(i)	22,776	643
Series 2005-GGP1 Class H, 4.374% 11/15/10	5,475	5,430
Series 2005-MCP1 Class XP, 0.7444% 6/12/43 (g)(i)	57,206	1,388
Series 2005-MKB2 Class XP, 0.4328% 9/12/42 (g)(i)	27,473	291
ML-CFC Commercial Mortgage Trust Series 2007-6 Class A1, 5.175% 3/12/51	3,213	3,190
Morgan Stanley Capital I Trust:
sequential payer:
Series 2007-HQ11 Class A1, 5.246% 2/20/44 (g)	4,935	4,907
Series 2007-IQ13 Class A1, 5.05% 3/15/44	4,742	4,681
Series 2007-IQ14 Class A1, 5.38% 4/15/49	10,135	10,118
Series 2006-T23 Class A1, 5.682% 8/12/41	3,269	3,291
Morgan Stanley Capital I, Inc.:
sequential payer:
Series 2003-IQ5:
Class A2, 4.09% 4/15/38	2,018	1,998
Class X2, 1.0163% 4/15/38 (c)(g)(i)	36,743	960
Series 2006-HQ8 Class A1, 5.124% 3/12/44	2,170	2,156
Series 2003-IQ6 Class X2, 0.7216% 12/15/41 (c)(g)(i)	65,878	1,388
Series 2005-HQ5 Class X2, 0.4924% 1/14/42 (g)(i)	60,145	669
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I, Inc.: - continued
Series 2005-IQ9 Class X2, 1.1668% 7/15/56 (c)(g)(i)	$ 53,718	$ 1,970
Series 2005-TOP17 Class X2, 0.7658% 12/13/41 (g)(i)	41,338	1,030
Morgan Stanley Dean Witter Capital I Trust:
Series 2003-HQ2 Class X2, 1.5611% 3/12/35 (c)(g)(i)	56,001	2,383
Series 2003-TOP9 Class X2, 1.6227% 11/13/36 (c)(g)(i)	39,613	1,651
NationsLink Funding Corp. Series 1999-1 Class C, 6.571% 1/20/31	4,150	4,203
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 5.8% 3/24/18 (c)(g)	4,059	4,069
TrizecHahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (c)	2,154	2,166
Class E3, 7.253% 3/15/13 (c)	4,447	4,493
Wachovia Bank Commercial Mortgage Trust:
floater Series 2005-WL6A Class D, 5.75% 10/15/17 (c)(g)	1,680	1,680
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (c)	8,931	8,676
Series 2007-C30 Class A1, 5.031% 12/15/43	4,715	4,663
Series 2007-C31 Class A1, 5.14% 4/15/47	3,980	3,951
Series 2004-C14 Class PP, 5.3117% 8/15/41 (c)(g)	6,099	5,861
Series 2006-C23 Class X, 0.2448% 1/15/45 (c)(g)(i)	1,173,187	7,451
Series 2006-C24 Class XP, 0.2621% 3/15/45 (c)(g)(i)	196,651	1,278
Series 2007-C30 Class XP, 0.4376% 12/15/43 (c)(g)(i)	285,095	7,022
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $591,186)		582,437
Municipal Securities - 0.2%

Brazos Higher Ed. Auth., Inc. Student Ln. Rev. Series 2006 A2R, 5.03% 12/1/41 (Cost $12,511)	12,530	12,469
Fixed-Income Funds - 11.5%
	Shares	Value (000s)
Fidelity 1-3 Year Duration Securitized Bond Central Fund (h)	893,204	$ 88,633
Fidelity Corporate Bond 1-5 Year Central Fund (h)	1,341,952	133,994
Fidelity Ultra-Short Central Fund (h)	6,534,749	647,855
TOTAL FIXED-INCOME FUNDS (Cost $874,289)		870,482
Preferred Securities - 0.1%
	Principal Amount (000s)
FINANCIALS - 0.1%
Commercial Banks - 0.1%
National Westminster Bank PLC 7.75% (g) (Cost $5,770)	$ 5,509	5,601
Cash Equivalents - 11.6%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 5.32%, dated 5/31/07 due 6/1/07:
(Collateralized by U.S. Government Obligations) #	$ 316,420	316,373
(Collateralized by U.S. Government Obligations) # (a)	556,699	556,617
TOTAL CASH EQUIVALENTS (Cost $872,990)		872,990
TOTAL INVESTMENT PORTFOLIO - 110.9% (Cost $8,388,714)		8,349,310
NET OTHER ASSETS - (10.9)%		(820,639)
NET ASSETS - 100%		$ 7,528,671
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Eurodollar Contracts
780 Eurodollar 90 Day Index Contracts	June 2007	$ 769,548	$ (1,350)
780 Eurodollar 90 Day Index Contracts	Sept. 2007	769,597	(697)
780 Eurodollar 90 Day Index Contracts	Dec. 2007	769,685	(257)
780 Eurodollar 90 Day Index Contracts	March 2008	769,831	(154)
780 Eurodollar 90 Day Index Contracts	June 2008	769,938	(759)
780 Eurodollar 90 Day Index Contracts	Sept. 2008	769,987	(706)
780 Eurodollar 90 Day Index Contracts	Dec. 2008	769,997	(776)
TOTAL EURODOLLAR CONTRACTS			(4,699)
Sold
Eurodollar Contracts
101 Eurodollar 90 Day Index Contracts	March 2009	99,705	65
76 Eurodollar 90 Day Index Contracts	June 2009	75,022	(41)
74 Eurodollar 90 Day Index Contracts	Sept. 2009	73,043	(39)
73 Eurodollar 90 Day Index Contracts	Dec. 2009	72,048	(39)
72 Eurodollar 90 Day Index Contracts	March 2010	71,059	(38)
72 Eurodollar 90 Day Index Contracts	June 2010	71,054	(37)
70 Eurodollar 90 Day Index Contracts	Sept. 2010	69,076	(37)
69 Eurodollar 90 Day Index Contracts	Dec. 2010	68,083	(37)
22 Eurodollar 90 Day Index Contracts	March 2011	21,707	(12)
TOTAL EURODOLLAR CONTRACTS			(215)
			$ (4,914)
Swap Agreements
		Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34

	Oct. 2034	$ 1,462	$ (36)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon default event of Morgan Stanley ABS Capital I, Inc., par value of the proportional notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class B3, 8.45% 9/25/34

	Oct. 2034	$ 1,600	$ (63)
Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 7.2253% 11/25/34	Dec. 2034	1,645	(74)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.85% 8/25/34	Sept. 2034	1,462	(28)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 8.85% 7/25/34	August 2034	1,462	(30)
Receive monthly notional amount multiplied by .42% and pay Bank of America upon default event of Bear Stearns Asset Backed Securities, par value of the notional amount of Bear Stearns Asset Backed Securities Series 2005-HE2 Class M3, 6.175% 2/25/35	March 2035	5,600	(121)
Receive monthly notional amount multiplied by .42% and pay Bank of America upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2005-B Class M7, 6.055% 4/25/35	May 2035	5,600	(206)
Receive monthly notional amount multiplied by .56% and pay Bank of America upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M6, 6.785% 11/25/34	Dec. 2034	7,000	(134)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35

	Feb. 2035	$ 2,400	$ (57)
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	1,462	(8)
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35	June 2035	2,400	(54)
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	1,462	(17)
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	1,462	(14)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	1,330	(41)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	1,462	(43)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 1.85% and pay Citibank upon default event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-NC2 Class M9, 7.02% 6/25/36

	July 2036	$ 4,500	$ (396)
Receive monthly notional amount multiplied by 1.9% and pay Morgan Stanley, Inc., upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006-HE3 Class B3, 7.2225% 4/25/36	May 2036	3,400	(661)
Receive monthly notional amount multiplied by 2% and pay Goldman Sachs upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-7 Class M9, 7.14% 8/25/36	Sept. 2036	4,100	(727)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	129	(1)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	451	(8)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	247	(2)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	3,625	(191)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.5% and pay Goldman Sachs upon default event of Merrill Lynch Mortgage
Investors, Inc., par value of the notional amount of Merrill Lynch Mortgage Investors, Inc. Series 2006-HE5 Class B3, 7.32% 8/25/37

	Sept. 2037	$ 12,500	$ (1,429)
Receive monthly notional amount multiplied by 3.6% and pay Goldman Sachs upon default event of Nomura Home Equity Loan, Inc., par value of the notional amount of Nomura Home Equity Loan, Inc. Series 2006-HE3 Class M9, 7.17% 7/25/36	August 2036	12,500	(1,277)
Receive monthly notional amount multiplied by 3.7% and pay Goldman Sachs upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 7.25% 7/25/36	August 2036	12,500	(1,512)
Receive monthly notional amount multiplied by 3.8% and pay Goldman Sachs upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust 2006-8 Class M9, 7.17% 9/25/36	Oct. 2036	12,500	(1,549)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	1,462	(2)
Receive quarterly notional amount multiplied by .25% and pay Merrill Lynch, Inc. upon default event of Consolidated Natural Gas Co., par value of the notional amount of Consolidated Natural Gas Co. 6% 10/15/10	July 2007	12,000	7
Receive quarterly notional amount multiplied by .25% and pay Merrill Lynch, Inc. upon default event of Consolidated Natural Gas Co., par value of the notional amount of Consolidated Natural Gas Co. 6% 10/15/10	June 2007	4,000	3
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	$ 4,600	$ 29
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon default event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	10,265	24
Receive quarterly notional amount multiplied by .78% and pay Goldman Sachs upon default event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Dec. 2008	10,000	65
Receive semi-annually notional amount multiplied by .42% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2007	12,400	26
TOTAL CREDIT DEFAULT SWAPS		158,988	(8,527)
Total Return Swaps
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 10 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	June 2007	57,300	58
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 15 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	May 2008	35,840	38
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swaps - continued

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	Dec. 2007	$ 28,650	$ 0
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 10 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	July 2007	18,100	18
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Lehman Brothers, Inc.	April 2008	71,800	(1,069)
Receive monthly a return equal to Lehman Brothers U.S. ABS AA Floating Home Equities Index and pay monthly a floating rate based on 1-month LIBOR minus 15 basis points with Lehman Brothers, Inc.	Oct. 2007	72,000	195
TOTAL TOTAL RETURN SWAPS		283,690	(760)
		$ 442,678	$ (9,287)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $701,906,000 or 9.3% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,588,000.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $8,272,000.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,359,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 10,461
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$316,373,000 due 6/01/07 at 5.32%
ABN AMRO Bank N.V., New York Branch	$ 2,564
BNP Paribas Securities Corp.	3,637
Banc of America Securities LLC	106,349
Bank of America, NA	14,547
Barclays Capital, Inc.	28,169
Citigroup Global Markets, Inc.	7,273
Countrywide Securities Corp.	36,367
Greenwich Capital Markets, Inc.	3,637
Merrill Lynch Government Securities, Inc.	7,273
Societe Generale, New York Branch	27,276
UBS Securities LLC	72,735
WestLB AG	6,546
$ 316,373
$556,617,000 due 6/01/07 at 5.32%
Barclays Capital, Inc.	$ 556,617
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 2,920
Fidelity Corporate Bond 1-5 Year Central Fund	4,011
Fidelity Ultra-Short Central Fund	25,667
Total	$ 32,598

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ -	$ 89,338 *	$ -	$ 88,633	3.2%
Fidelity Corporate Bond 1-5 Year Central Fund	-	134,195 *	-	133,994	10.4%
Fidelity Ultra-Short Central Fund	360,208	290,000	-	647,855	4.3%
Total	$ 360,208	$ 513,533	$ -	$ 870,482
* Includes the value of shares received through in-kind contributions.
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $8,382,042,000. Net unrealized depreciation aggregated $32,732,000, of which $14,378,000 related to appreciated investment securities and $47,110,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	July 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	July 24, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	July 24, 2007